PSF PGIM FLEXIBLE MANAGED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 95.2%
Common Stocks — 58.7%
Aerospace & Defense — 1.1%
BAE Systems PLC (United Kingdom)	4,200	$50,804
General Dynamics Corp.	59,800	13,646,958
Howmet Aerospace, Inc.	239,100	10,130,667
Kongsberg Gruppen ASA (Norway)	260	10,510
Lockheed Martin Corp.	1,600	756,368
MTU Aero Engines AG (Germany)	74	18,517
Northrop Grumman Corp.	6,400	2,955,008
Raytheon Technologies Corp.	224,600	21,995,078
Rolls-Royce Holdings PLC (United Kingdom)*	11,270	20,758
		49,584,668
Air Freight & Logistics — 0.4%
FedEx Corp.	68,700	15,697,263
Automobile Components — 0.1%
BorgWarner, Inc.	104,200	5,117,262
Automobiles — 1.2%
Bayerische Motoren Werke AG (Germany)	1,613	176,782
General Motors Co.	398,400	14,613,312
Isuzu Motors Ltd. (Japan)	800	9,561
Mazda Motor Corp. (Japan)	1,700	15,681
Mercedes-Benz Group AG (Germany)	2,691	206,945
Nissan Motor Co. Ltd. (Japan)	3,200	12,111
Stellantis NV	10,007	181,990
Tesla, Inc.*	179,100	37,156,086
Toyota Motor Corp. (Japan)	5,500	78,295
Volkswagen AG (Germany)	88	15,094
		52,465,857
Banks — 2.0%
ABN AMRO Bank NV (Netherlands), 144A, CVA	6,444	102,185
ANZ Group Holdings Ltd. (Australia)	11,052	170,313
Banco Santander SA (Spain)	22,873	85,236
Bank Hapoalim BM (Israel)	4,211	35,046
Bank Leumi Le-Israel BM (Israel)	2,142	16,204
Bank of America Corp.	460,300	13,164,580
Bank of Ireland Group PLC (Ireland)	1,435	14,520
Barclays PLC (United Kingdom)	24,906	44,828
Citigroup, Inc.	395,750	18,556,718
Citizens Financial Group, Inc.	151,300	4,594,981
Commerzbank AG (Germany)*	1,414	14,887
Commonwealth Bank of Australia (Australia)	383	25,288
DBS Group Holdings Ltd. (Singapore)	200	4,972
Erste Group Bank AG (Austria)	468	15,505
FinecoBank Banca Fineco SpA (Italy)	813	12,456
HSBC Holdings PLC (United Kingdom)	27,459	186,625
ING Groep NV (Netherlands)	5,020	59,614
Israel Discount Bank Ltd. (Israel) (Class A Stock)	3,668	18,018
JPMorgan Chase & Co.	130,694	17,030,735
KBC Group NV (Belgium)	1,732	119,007
Lloyds Banking Group PLC (United Kingdom)	255,219	150,056
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Mediobanca Banca di Credito Finanziario SpA (Italy)	777	$7,808
Mizrahi Tefahot Bank Ltd. (Israel)	456	14,295
National Australia Bank Ltd. (Australia)	4,026	75,018
NatWest Group PLC (United Kingdom)	7,202	23,500
Nordea Bank Abp (Finland)	13,742	146,741
Oversea-Chinese Banking Corp. Ltd. (Singapore)	4,600	42,880
Popular, Inc. (Puerto Rico)	14,700	843,927
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)*	2,229	24,604
Standard Chartered PLC (United Kingdom)	3,360	25,466
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,400	96,042
Swedbank AB (Sweden) (Class A Stock)	2,176	35,784
Truist Financial Corp.	281,600	9,602,560
UniCredit SpA (Italy)	7,550	142,301
United Overseas Bank Ltd. (Singapore)	300	6,729
Wells Fargo & Co.	539,300	20,159,034
		85,668,463
Beverages — 1.1%
Coca-Cola Co. (The)	396,800	24,613,504
Coca-Cola Europacific Partners PLC (United Kingdom)	300	17,757
Diageo PLC (United Kingdom)	295	13,166
Heineken Holding NV (Netherlands)	157	14,404
Heineken NV (Netherlands)	359	38,575
PepsiCo, Inc.	120,700	22,003,610
		46,701,016
Biotechnology — 1.2%
AbbVie, Inc.	111,500	17,769,755
Amgen, Inc.	37,000	8,944,750
Biogen, Inc.*	12,600	3,503,178
Gilead Sciences, Inc.	123,850	10,275,835
Swedish Orphan Biovitrum AB (Sweden)*	494	11,510
United Therapeutics Corp.*	4,600	1,030,216
Vertex Pharmaceuticals, Inc.*	37,700	11,878,139
		53,413,383
Broadline Retail — 1.5%
Amazon.com, Inc.*	553,500	57,171,015
Macy’s, Inc.	487,800	8,531,622
Pan Pacific International Holdings Corp. (Japan)	900	17,412
		65,720,049
Building Products — 0.1%
AGC, Inc. (Japan)	3,600	134,212
Allegion PLC	15,200	1,622,296
Assa Abloy AB (Sweden) (Class B Stock)	1,365	32,695
Carrier Global Corp.	99,600	4,556,700
A1

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Building Products (cont’d.)
Cie de Saint-Gobain (France)	666	$37,858
Lixil Corp. (Japan)	400	6,602
Nibe Industrier AB (Sweden) (Class B Stock)	4,437	50,578
		6,440,941
Capital Markets — 1.6%
3i Group PLC (United Kingdom)	6,015	125,374
Bank of New York Mellon Corp. (The)	289,200	13,141,248
Deutsche Bank AG (Germany)	9,135	92,895
Deutsche Boerse AG (Germany)	262	51,014
Goldman Sachs Group, Inc. (The)	34,300	11,219,873
Hargreaves Lansdown PLC (United Kingdom)	3,428	33,959
Intercontinental Exchange, Inc.	44,000	4,588,760
Invesco Ltd.	497,400	8,157,360
Japan Exchange Group, Inc. (Japan)	700	10,706
Julius Baer Group Ltd. (Switzerland)	294	20,083
Macquarie Group Ltd. (Australia)	1,812	214,540
MarketAxess Holdings, Inc.	35,100	13,734,279
Morgan Stanley	42,200	3,705,160
MSCI, Inc.	12,600	7,052,094
Singapore Exchange Ltd. (Singapore)	2,500	17,704
St. James’s Place PLC (United Kingdom)	756	11,344
State Street Corp.	21,100	1,597,059
UBS Group AG (Switzerland)	8,869	187,675
Virtu Financial, Inc. (Class A Stock)	307,400	5,809,860
		69,770,987
Chemicals — 0.9%
Air Products & Chemicals, Inc.	14,800	4,250,708
Albemarle Corp.	54,800	12,112,992
ICL Group Ltd. (Israel)	2,068	14,012
Linde PLC	23,600	8,388,384
LyondellBasell Industries NV (Class A Stock)	101,500	9,529,835
Mosaic Co. (The)(a)	32,200	1,477,336
PPG Industries, Inc.	35,400	4,728,732
Shin-Etsu Chemical Co. Ltd. (Japan)	2,500	81,153
Solvay SA (Belgium)	1,489	170,291
Tosoh Corp. (Japan)	800	10,871
Yara International ASA (Brazil)	223	9,692
		40,774,006
Commercial Services & Supplies — 0.2%
Brambles Ltd. (Australia)	4,120	37,147
Clean Harbors, Inc.*	8,700	1,240,272
Copart, Inc.*	57,400	4,317,054
Dai Nippon Printing Co. Ltd. (Japan)	4,200	117,594
Waste Management, Inc.	32,100	5,237,757
		10,949,824
Communications Equipment — 0.7%
Cisco Systems, Inc.	549,300	28,714,658
Nokia OYJ (Finland)	7,492	36,777
		28,751,435
	Shares	Value
Common Stocks (continued)
Construction & Engineering — 0.0%
ACS Actividades de Construccion y Servicios SA (Spain)	300	$9,555
Eiffage SA (France)	250	27,054
Skanska AB (Sweden) (Class B Stock)	980	15,010
Vinci SA (France)	2,132	244,418
		296,037
Construction Materials — 0.2%
Eagle Materials, Inc.	54,200	7,953,850
HeidelbergCement AG (Germany)	192	14,019
Holcim AG*	762	49,143
		8,017,012
Consumer Finance — 0.2%
Synchrony Financial	335,500	9,756,340
Consumer Staples Distribution & Retail — 1.0%
Albertson’s Cos., Inc. (Class A Stock)	178,300	3,705,074
Carrefour SA (France)	794	16,053
Coles Group Ltd. (Australia)	1,829	22,099
Costco Wholesale Corp.	55,700	27,675,659
Dollar General Corp.	6,700	1,410,082
Endeavour Group Ltd. (Australia)	3,910	17,764
J Sainsbury PLC (United Kingdom)	4,128	14,205
Kesko OYJ (Finland) (Class B Stock)	370	7,952
Koninklijke Ahold Delhaize NV (Netherlands)	6,113	208,852
Kroger Co. (The)(a)	75,300	3,717,561
Target Corp.(a)	5,700	944,091
Tesco PLC (United Kingdom)	9,998	32,778
Walmart, Inc.	52,800	7,785,360
Woolworths Group Ltd. (Australia)	1,666	42,354
		45,599,884
Containers & Packaging — 0.3%
Berry Global Group, Inc.	15,200	895,280
Westrock Co.	343,500	10,466,445
		11,361,725
Distributors — 0.2%
LKQ Corp.	155,200	8,809,152
Diversified REITs — 0.0%
GPT Group (The) (Australia)	5,640	16,118
Nomura Real Estate Master Fund, Inc. (Japan)	5	5,603
Stockland (Australia)	7,056	18,894
		40,615
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	652,100	12,552,925
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)	2,901	3,950
Deutsche Telekom AG (Germany)	633	15,339
Elisa OYJ (Finland)	194	11,701
HKT Trust & HKT Ltd. (Hong Kong)	11,000	14,602
Koninklijke KPN NV (Netherlands)	24,166	85,392
Swisscom AG (Switzerland)	177	112,957

A2

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services (cont’d.)
Telefonica Deutschland Holding AG (Germany)	52,695	$162,208
Verizon Communications, Inc.	134,888	5,245,794
		18,204,868
Electric Utilities — 1.0%
CK Infrastructure Holdings Ltd. (Hong Kong)	2,000	10,882
Duke Energy Corp.	36,400	3,511,508
Endesa SA (Spain)	3,866	83,969
Enel SpA (Italy)	11,186	68,223
Entergy Corp.	50,900	5,483,966
Evergy, Inc.	14,700	898,464
Exelon Corp.	366,300	15,344,307
FirstEnergy Corp.	26,400	1,057,584
NRG Energy, Inc.	385,600	13,222,224
Pinnacle West Capital Corp.(a)	43,300	3,431,092
SSE PLC (United Kingdom)	7,485	167,019
		43,279,238
Electrical Equipment — 0.2%
ABB Ltd. (Switzerland)	2,156	74,169
Acuity Brands, Inc.(a)	17,500	3,197,775
Eaton Corp. PLC	14,700	2,518,698
Emerson Electric Co.	30,400	2,649,056
Fuji Electric Co. Ltd. (Japan)	300	11,847
Prysmian SpA (Italy)	775	32,543
Schneider Electric SE	740	123,672
Vertiv Holdings Co.	54,000	772,740
		9,380,500
Electronic Equipment, Instruments & Components — 0.3%
Corning, Inc.	95,800	3,379,824
Keysight Technologies, Inc.*	18,700	3,019,676
Omron Corp. (Japan)	2,400	140,465
Shimadzu Corp. (Japan)	300	9,418
TD SYNNEX Corp.	8,000	774,320
TDK Corp. (Japan)	500	17,948
TE Connectivity Ltd.	18,600	2,439,390
Vontier Corp.	63,000	1,722,420
Yokogawa Electric Corp. (Japan)	8,000	130,268
		11,633,729
Energy Equipment & Services — 0.3%
Halliburton Co.	371,200	11,744,768
Schlumberger NV	52,600	2,582,660
		14,327,428
Entertainment — 0.9%
Electronic Arts, Inc.	110,300	13,285,635
Netflix, Inc.*	70,400	24,321,792
Nexon Co. Ltd. (Japan)	600	14,327
Walt Disney Co. (The)*	33,300	3,334,329
		40,956,083
	Shares	Value
Common Stocks (continued)
Financial Services — 2.5%
Berkshire Hathaway, Inc. (Class B Stock)*	117,050	$36,141,529
Industrivarden AB (Sweden) (Class A Stock)	380	10,270
Investor AB (Sweden) (Class A Stock)	683	13,937
Mastercard, Inc. (Class A Stock)	54,300	19,733,163
ORIX Corp. (Japan)	11,000	181,368
PayPal Holdings, Inc.*	226,900	17,230,786
Visa, Inc. (Class A Stock)(a)	159,400	35,938,324
Voya Financial, Inc.(a)	11,700	836,082
		110,085,459
Food Products — 0.8%
Archer-Daniels-Midland Co.	92,800	7,392,448
Edita Food Industries SAE (Egypt), 144A, GDR^	158	371
Hershey Co. (The)	54,800	13,941,668
Lamb Weston Holdings, Inc.	119,400	12,479,688
Mondelez International, Inc. (Class A Stock)	12,200	850,584
Mowi ASA (Norway)	7,583	140,255
Nestle SA	2,774	338,235
WH Group Ltd. (Hong Kong), 144A	114,500	68,259
Wilmar International Ltd. (China)	51,600	163,475
		35,374,983
Gas Utilities — 0.1%
Enagas SA (Spain)	3,486	66,986
Osaka Gas Co. Ltd. (Japan)	7,000	114,995
Tokyo Gas Co. Ltd. (Japan)	6,600	124,035
UGI Corp.	182,100	6,329,796
		6,635,812
Ground Transportation — 0.4%
CSX Corp.	243,600	7,293,384
Ryder System, Inc.	33,600	2,998,464
Schneider National, Inc. (Class B Stock)	29,300	783,775
Union Pacific Corp.	24,800	4,991,248
		16,066,871
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	238,900	24,191,014
Alcon, Inc. (Switzerland)	516	36,630
Baxter International, Inc.	188,800	7,657,728
Becton, Dickinson & Co.	3,400	841,636
Boston Scientific Corp.*	16,000	800,480
Cochlear Ltd. (Australia)	90	14,328
DENTSPLY SIRONA, Inc.	36,400	1,429,792
Hologic, Inc.*	53,400	4,309,380
Hoya Corp. (Japan)	500	55,256
IDEXX Laboratories, Inc.*	4,500	2,250,360
Medtronic PLC	179,900	14,503,538
Stryker Corp.	28,900	8,250,083
Zimmer Biomet Holdings, Inc.	65,600	8,475,520
		72,815,745

A3

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services — 1.9%
Cardinal Health, Inc.	100,500	$7,587,750
Cigna Group (The)	44,200	11,294,426
CVS Health Corp.	125,300	9,311,043
Elevance Health, Inc.	9,300	4,276,233
Fresenius SE & Co. KGaA (Germany)	580	15,662
Humana, Inc.	14,300	6,942,078
Sonic Healthcare Ltd. (Australia)	7,327	171,766
UnitedHealth Group, Inc.	90,500	42,769,395
		82,368,353
Health Care REITs — 0.2%
Ventas, Inc.	179,000	7,759,650
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc.(a)	235,900	2,915,724
Hotels, Restaurants & Leisure — 1.4%
Accor SA (France)*	520	16,906
Aristocrat Leisure Ltd. (Australia)	619	15,477
Booking Holdings, Inc.*	800	2,121,928
Darden Restaurants, Inc.(a)	45,000	6,982,200
Genting Singapore Ltd. (Singapore)	18,200	15,361
Hilton Worldwide Holdings, Inc.	30,200	4,254,274
Las Vegas Sands Corp.*	13,500	775,575
Lottery Corp. Ltd. (The) (Australia)	6,630	22,803
Marriott International, Inc. (Class A Stock)	93,500	15,524,740
McDonald’s Corp.	14,700	4,110,267
Meituan (China) (Class B Stock), 144A*	920	16,691
Starbucks Corp.	205,700	21,419,541
Whitbread PLC (United Kingdom)	4,677	172,774
Yum! Brands, Inc.	29,700	3,922,776
		59,371,313
Household Durables — 0.1%
Lennar Corp. (Class A Stock)	36,100	3,794,471
Sekisui House Ltd. (Japan)	7,000	142,669
Sharp Corp. (Japan)*	17,400	123,026
Sony Group Corp. (Japan)	1,700	154,842
		4,215,008
Household Products — 1.0%
Colgate-Palmolive Co.	218,200	16,397,730
Essity AB (Sweden) (Class B Stock)	1,820	51,986
Henkel AG & Co. KGaA (Germany)	144	10,476
Procter & Gamble Co. (The)	171,605	25,515,948
Reckitt Benckiser Group PLC (United Kingdom)	986	75,012
		42,051,152
Independent Power & Renewable Electricity Producers — 0.0%
AES Corp. (The)	70,300	1,692,824
Meridian Energy Ltd. (New Zealand)	4,020	13,225
RWE AG (Germany)	880	37,865
		1,743,914
Industrial Conglomerates — 0.6%
3M Co.	85,700	9,007,927
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
General Electric Co.	17,000	$1,625,200
Honeywell International, Inc.	83,200	15,901,184
Jardine Cycle & Carriage Ltd. (Singapore)	1,400	32,969
Jardine Matheson Holdings Ltd. (Hong Kong)	1,300	63,235
Lifco AB (Sweden) (Class B Stock)	736	15,870
Siemens AG (Germany)	1,038	168,160
		26,814,545
Industrial REITs — 0.1%
Americold Realty Trust, Inc.	186,800	5,314,460
CapitaLand Ascendas REIT (Singapore)	4,600	9,918
Goodman Group (Australia)	14,535	184,447
		5,508,825
Insurance — 1.2%
Ageas SA/NV (Belgium)	718	31,060
AIA Group Ltd. (Hong Kong)	4,200	44,047
Allstate Corp. (The)	38,100	4,221,861
American International Group, Inc.	132,400	6,667,664
Aon PLC (Class A Stock)	9,400	2,963,726
Assicurazioni Generali SpA (Italy)	1,512	30,126
AXA SA (France)	7,833	239,044
Baloise Holding AG (Switzerland)	63	9,810
Marsh & McLennan Cos., Inc.	52,500	8,743,875
Medibank Private Ltd. (Australia)	34,610	78,103
MetLife, Inc.	192,500	11,153,450
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	191	66,781
NN Group NV (Netherlands)	378	13,725
Poste Italiane SpA (Italy), 144A	15,974	162,896
Progressive Corp. (The)	114,800	16,423,288
QBE Insurance Group Ltd. (Australia)	1,247	12,209
Sampo OYJ (Finland) (Class A Stock)	661	31,189
Suncorp Group Ltd. (Australia)	2,575	20,922
Swiss Life Holding AG (Switzerland)	253	156,128
T&D Holdings, Inc. (Japan)	700	8,676
Unum Group	56,100	2,219,316
		53,297,896
Interactive Media & Services — 2.9%
Alphabet, Inc. (Class A Stock)*	427,200	44,313,456
Alphabet, Inc. (Class C Stock)*	370,840	38,567,360
Meta Platforms, Inc. (Class A Stock)*	206,850	43,839,789
Scout24 SE (Germany), 144A	234	13,918
		126,734,523
IT Services — 0.7%
Accenture PLC (Class A Stock)	64,250	18,363,293
Cognizant Technology Solutions Corp. (Class A Stock)	26,800	1,632,924
DXC Technology Co.*	30,600	782,136
International Business Machines Corp.	66,900	8,769,921
Nomura Research Institute Ltd. (Japan)	500	11,694

A4

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Otsuka Corp. (Japan)	100	$3,551
SCSK Corp. (Japan)	200	2,928
Wix.com Ltd. (Israel)*	200	19,960
		29,586,407
Life Sciences Tools & Services — 1.0%
Agilent Technologies, Inc.	59,900	8,286,566
Danaher Corp.	3,700	932,548
Mettler-Toledo International, Inc.*	600	918,126
Sotera Health Co.*	433,500	7,763,985
Thermo Fisher Scientific, Inc.	41,700	24,034,629
		41,935,854
Machinery — 1.2%
AGCO Corp.	8,000	1,081,600
Alfa Laval AB (Sweden)	390	13,926
ANDRITZ AG (Austria)	1,776	120,172
Atlas Copco AB (Sweden) (Class B Stock)	2,154	24,777
Caterpillar, Inc.	41,900	9,588,396
CNH Industrial NV (United Kingdom)	11,848	181,288
Daimler Truck Holding AG (Germany)*	609	20,553
Deere & Co.	29,700	12,262,536
Donaldson Co., Inc.	17,000	1,110,780
Dover Corp.	33,800	5,135,572
Epiroc AB (Sweden) (Class A Stock)	890	17,667
Epiroc AB (Sweden) (Class B Stock)	1,075	18,329
Esab Corp.	32,300	1,907,961
GEA Group AG (Germany)	3,536	161,304
Hitachi Construction Machinery Co. Ltd. (Japan)	100	2,331
Hoshizaki Corp. (Japan)	100	3,694
Indutrade AB (Sweden)	320	6,810
Komatsu Ltd. (Japan)	1,200	29,790
MINEBEA MITSUMI, Inc. (Japan)	500	9,548
Otis Worldwide Corp.	9,500	801,800
PACCAR, Inc.	148,700	10,884,840
Parker-Hannifin Corp.	20,800	6,991,088
Rational AG (Germany)	49	32,937
Schindler Holding AG (Switzerland)	55	11,639
Schindler Holding AG (Switzerland) (Part. Cert.)	56	12,408
SKF AB (Sweden) (Class B Stock)	506	9,967
Timken Co. (The)	10,600	866,232
Toyota Industries Corp. (Japan)	200	11,142
Volvo AB (Sweden) (Class A Stock)	612	13,164
Volvo AB (Sweden) (Class B Stock)(a)	2,040	42,038
		51,374,289
Marine Transportation — 0.0%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	4	7,096
SITC International Holdings Co. Ltd. (China)	2,000	4,299
		11,395
	Shares	Value
Common Stocks (continued)
Media — 0.3%
Comcast Corp. (Class A Stock)	365,100	$13,840,941
Dentsu Group, Inc. (Japan)	600	21,149
Hakuhodo DY Holdings, Inc. (Japan)	11,700	132,648
Informa PLC (United Kingdom)	17,110	146,658
Liberty Broadband Corp. (Class C Stock)*	9,500	776,150
Publicis Groupe SA (France)	2,380	185,782
WPP PLC (United Kingdom)	1,488	17,679
		15,121,007
Metals & Mining — 0.2%
ArcelorMittal SA (Luxembourg)	5,053	153,087
BHP Group Ltd. (Australia)	12,032	380,379
BlueScope Steel Ltd. (Australia)	10,021	135,638
Boliden AB (Sweden)	364	14,299
Fortescue Metals Group Ltd. (Australia)	2,291	34,437
Glencore PLC (Australia)	5,403	31,090
JFE Holdings, Inc. (Japan)	1,500	19,039
Nippon Steel Corp. (Japan)	7,900	186,294
Norsk Hydro ASA (Norway)	1,776	13,255
Pilbara Minerals Ltd. (Australia)	3,125	8,314
Rio Tinto Ltd. (Australia)	504	40,496
Rio Tinto PLC (Australia)	1,513	102,699
South32 Ltd. (Australia)	6,175	18,097
Steel Dynamics, Inc.	30,600	3,459,636
Sumitomo Metal Mining Co. Ltd. (Japan)	400	15,306
United States Steel Corp.	108,300	2,826,630
voestalpine AG (Austria)	338	11,493
		7,450,189
Multi-Utilities — 0.4%
Ameren Corp.	11,200	967,568
DTE Energy Co.	42,000	4,600,680
E.ON SE (Germany)	15,827	197,437
Engie SA (France)	2,487	39,356
NiSource, Inc.	209,100	5,846,436
Sempra Energy	28,900	4,368,524
		16,020,001
Office REITs — 0.1%
Hudson Pacific Properties, Inc.(a)	342,100	2,274,965
Japan Real Estate Investment Corp. (Japan)	35	139,483
		2,414,448
Oil, Gas & Consumable Fuels — 2.4%
BP PLC (United Kingdom)	49,242	311,235
Cheniere Energy, Inc.	11,600	1,828,160
Chevron Corp.	88,800	14,488,608
ConocoPhillips	187,600	18,611,796
Equinor ASA (Norway)	6,738	191,551
Exxon Mobil Corp.	418,900	45,936,574
Hess Corp.	19,500	2,580,630
Inpex Corp. (Japan)	1,400	14,816
Marathon Petroleum Corp.	61,800	8,332,494
ONEOK, Inc.	26,400	1,677,456

A5

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Phillips 66	16,400	$1,662,632
Pioneer Natural Resources Co.	11,600	2,369,184
Repsol SA (Spain)	1,852	28,480
Shell PLC (Netherlands)	11,410	325,169
TotalEnergies SE (France)	4,428	261,091
Valero Energy Corp.	50,300	7,021,880
		105,641,756
Paper & Forest Products — 0.0%
Oji Holdings Corp. (Japan)	2,500	9,898
Passenger Airlines — 0.2%
Alaska Air Group, Inc.*	223,600	9,382,256
Deutsche Lufthansa AG (Germany)*	15,956	177,471
Qantas Airways Ltd. (Australia)*	28,933	129,141
Singapore Airlines Ltd. (Singapore)	4,200	18,116
United Airlines Holdings, Inc.*	22,200	982,350
		10,689,334
Personal Care Products — 0.0%
Kao Corp. (Japan)	600	23,355
L’Oreal SA (France)	334	149,245
Unilever PLC (United Kingdom)	3,495	181,108
		353,708
Pharmaceuticals — 2.6%
Astellas Pharma, Inc. (Japan)	2,500	35,518
AstraZeneca PLC (United Kingdom)	1,260	174,579
Bayer AG (Germany)	1,327	84,771
Bristol-Myers Squibb Co.	201,900	13,993,689
Chugai Pharmaceutical Co. Ltd. (Japan)	900	22,223
Eli Lilly & Co.	34,300	11,779,306
GSK PLC	14,465	255,587
Ipsen SA (France)	566	62,323
Johnson & Johnson	225,048	34,882,440
Merck & Co., Inc.	287,200	30,555,208
Novartis AG (Switzerland)	4,680	429,711
Novo Nordisk A/S (Denmark) (Class B Stock)	3,293	522,999
Ono Pharmaceutical Co. Ltd. (Japan)	6,400	133,364
Orion OYJ (Finland) (Class B Stock)	323	14,437
Otsuka Holdings Co. Ltd. (Japan)	500	15,875
Pfizer, Inc.	481,600	19,649,280
Roche Holding AG	975	278,599
Sanofi	2,980	323,267
Shionogi & Co. Ltd. (Japan)	300	13,532
		113,226,708
Professional Services — 0.4%
Automatic Data Processing, Inc.	27,800	6,189,114
BayCurrent Consulting, Inc. (Japan)	3,200	132,858
Dun & Bradstreet Holdings, Inc.	259,100	3,041,834
Leidos Holdings, Inc.	78,100	7,189,886
Randstad NV (Netherlands)	1,197	71,060
Wolters Kluwer NV (Netherlands)	784	98,969
		16,723,721
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development — 0.0%
CK Asset Holdings Ltd. (Hong Kong)	2,500	$15,157
Daito Trust Construction Co. Ltd. (Japan)	1,600	159,408
Mitsui Fudosan Co. Ltd. (Japan)	1,200	22,541
New World Development Co. Ltd. (Hong Kong)	5,000	13,403
Nomura Real Estate Holdings, Inc. (Japan)	100	2,214
Sino Land Co. Ltd. (Hong Kong)	4,000	5,409
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	1,500	11,528
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	2,000	11,515
		241,175
Residential REITs — 0.1%
American Homes 4 Rent (Class A Stock)	27,200	855,440
Equity Residential	44,800	2,688,000
		3,543,440
Retail REITs — 0.1%
Realty Income Corp.(a)	12,800	810,496
Scentre Group (Australia)	7,020	12,995
Simon Property Group, Inc.	16,200	1,813,914
Unibail-Rodamco-Westfield (France)*	160	8,609
Vicinity Ltd. (Australia)	11,837	15,481
		2,661,495
Semiconductors & Semiconductor Equipment — 3.7%
Allegro MicroSystems, Inc. (Japan)*(a)	46,400	2,226,736
Analog Devices, Inc.	34,800	6,863,256
ASM International NV (Netherlands)	64	25,978
ASML Holding NV (Netherlands)	571	389,107
Broadcom, Inc.	44,100	28,291,914
First Solar, Inc.*	61,200	13,311,000
Infineon Technologies AG (Germany)	3,027	124,304
KLA Corp.	3,000	1,197,510
Lam Research Corp.	29,100	15,426,492
NVIDIA Corp.	228,000	63,331,560
NXP Semiconductors NV (China)	51,800	9,659,405
QUALCOMM, Inc.	160,000	20,412,800
Renesas Electronics Corp. (Japan)*	1,600	23,169
STMicroelectronics NV (Singapore)	4,184	222,939
SUMCO Corp. (Japan)	10,900	163,979
		161,670,149
Software — 5.6%
Adobe, Inc.*	64,550	24,875,634
Check Point Software Technologies Ltd. (Israel)*	100	13,000
Lumine Group, Inc. (Canada)*	168	1,829
Microsoft Corp.	552,300	159,228,090
Oracle Corp. (Japan)	1,400	101,109
Palo Alto Networks, Inc.*	54,400	10,865,856
Roper Technologies, Inc.	8,400	3,701,796
Salesforce, Inc.*	90,200	18,020,156

A6

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
SAP SE (Germany)	330	$41,669
ServiceNow, Inc.*	31,000	14,406,320
Synopsys, Inc.*	33,800	13,055,250
Teradata Corp.*	33,600	1,353,408
Trend Micro, Inc. (Japan)	200	9,812
WiseTech Global Ltd. (Australia)	201	8,855
Xero Ltd. (New Zealand)*	889	53,919
		245,736,703
Specialized REITs — 0.8%
American Tower Corp.	64,300	13,139,062
Digital Realty Trust, Inc.	52,000	5,112,120
Equinix, Inc.	1,800	1,297,872
Iron Mountain, Inc.(a)	35,100	1,857,141
Public Storage	34,300	10,363,402
SBA Communications Corp.	7,300	1,905,811
Weyerhaeuser Co.	55,300	1,666,189
		35,341,597
Specialty Retail — 1.1%
Fast Retailing Co. Ltd. (Japan)	200	43,782
Home Depot, Inc. (The)	58,300	17,205,496
Industria de Diseno Textil SA (Spain)	6,379	214,304
JD Sports Fashion PLC (United Kingdom)	3,427	7,547
Lowe’s Cos., Inc.	70,300	14,057,891
O’Reilly Automotive, Inc.*	4,100	3,480,818
TJX Cos., Inc. (The)	67,900	5,320,644
Ulta Beauty, Inc.*	17,900	9,767,493
USS Co. Ltd. (Japan)	700	12,145
ZOZO, Inc. (Japan)	400	9,149
		50,119,269
Technology Hardware, Storage & Peripherals — 4.4%
Apple, Inc.	1,100,400	181,455,960
Canon, Inc. (Japan)	8,400	187,067
FUJIFILM Holdings Corp. (Japan)	800	40,610
Hewlett Packard Enterprise Co.	700,700	11,162,151
		192,845,788
Textiles, Apparel & Luxury Goods — 0.3%
Burberry Group PLC (United Kingdom)	517	16,554
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	730	117,060
Deckers Outdoor Corp.*	3,900	1,753,245
Ermenegildo Zegna NV (Italy)	3,958	53,987
Hermes International (France)	123	249,107
LVMH Moet Hennessy Louis Vuitton SE (France)	382	350,641
NIKE, Inc. (Class B Stock)	77,100	9,455,544
PVH Corp.	24,500	2,184,420
Swatch Group AG (The) (Switzerland)	86	29,618
Swatch Group AG (The) (Switzerland) (Registered Shares)	140	8,877
		14,219,053
	Shares	Value
Common Stocks (continued)
Tobacco — 0.3%
Altria Group, Inc.	76,600	$3,417,892
British American Tobacco PLC (United Kingdom)	7,296	255,757
Imperial Brands PLC (United Kingdom)	2,949	67,814
Japan Tobacco, Inc. (Japan)	3,400	71,820
Philip Morris International, Inc.	91,500	8,898,375
		12,711,658
Trading Companies & Distributors — 0.2%
Ashtead Group PLC (United Kingdom)	2,478	152,162
Bunzl PLC (United Kingdom)	462	17,451
IMCD NV (Netherlands)	165	26,980
ITOCHU Corp. (Japan)	1,600	52,106
Marubeni Corp. (Japan)	2,100	28,559
Mitsubishi Corp. (Japan)	1,700	61,092
Mitsui & Co. Ltd. (Japan)	6,200	193,253
MonotaRO Co. Ltd. (Japan)	700	8,817
Toyota Tsusho Corp. (Japan)	300	12,791
W.W. Grainger, Inc.	10,300	7,094,743
WESCO International, Inc.	8,800	1,359,952
		9,007,906
Transportation Infrastructure — 0.0%
Aena SME SA (Spain), 144A*	102	16,494
Water Utilities — 0.2%
American Water Works Co., Inc.	47,700	6,987,573
Wireless Telecommunication Services — 0.3%
SoftBank Group Corp. (Japan)	1,700	66,833
Tele2 AB (Sweden) (Class B Stock)	1,632	16,243
T-Mobile US, Inc.*	78,500	11,369,940
		11,453,016

Total Common Stocks (cost $1,918,618,574)		2,563,591,569
Exchange-Traded Fund — 0.0%
iShares MSCI EAFE ETF	1,188	84,966
(cost $57,907)
Preferred Stocks — 0.0%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	151	15,435
Volkswagen AG (Germany) (PRFC)	253	34,528
		49,963
Banks — 0.0%
Citigroup Capital XIII, 11.172%(c), 3 Month LIBOR + 6.370%, Maturing 10/30/40	22,000	627,880

Total Preferred Stocks (cost $596,056)		677,843

A7

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities — 7.6%
Automobiles — 1.9%
Americredit Automobile Receivables Trust,
Series 2023-01, Class C
5.800%	12/18/28		2,100	$2,138,618
AmeriCredit Automobile Receivables Trust,
Series 2019-02, Class C
2.740%	04/18/25		1,185	1,174,566
Series 2019-03, Class C
2.320%	07/18/25		2,795	2,762,825
Series 2020-01, Class C
1.590%	10/20/25		25	24,367
Series 2020-03, Class C
1.060%	08/18/26		15	14,071
Series 2021-02, Class C
1.010%	01/19/27		1,300	1,186,398
Series 2021-02, Class D
1.290%	06/18/27		10	9,013
Series 2021-03, Class C
1.410%	08/18/27		1,300	1,180,628
Avis Budget Rental Car Funding AESOP LLC,
Series 2019-02A, Class A, 144A
3.350%	09/22/25		3,000	2,918,180
Series 2019-03A, Class A, 144A
2.360%	03/20/26		4,000	3,792,254
Series 2020-01A, Class A, 144A
2.330%	08/20/26		1,800	1,689,969
Series 2021-01A, Class A, 144A
1.380%	08/20/27		3,500	3,102,246
Series 2021-02A, Class A, 144A
1.660%	02/20/28		3,700	3,253,176
Series 2022-01A, Class A, 144A
3.830%	08/21/28		4,200	3,989,533
Series 2023-02A, Class A, 144A
5.200%	10/20/27		2,000	1,995,361
CarMax Auto Owner Trust,
Series 2020-01, Class B
2.210%	09/15/25		15	14,550
Series 2021-01, Class D
1.280%	07/15/27		10	9,105
Series 2021-02, Class C
1.340%	02/16/27		1,100	1,015,473
Series 2021-04, Class C
1.380%	07/15/27		800	721,984
Series 2022-02, Class C
4.260%	12/15/27		25	24,306
Exeter Automobile Receivables Trust,
Series 2021-01A, Class C
0.740%	01/15/26		9	8,488
Series 2021-02A, Class C
0.980%	06/15/26		10	9,727
Series 2021-04A, Class C
1.460%	10/15/27		20	19,055
Ford Auto Securitization Trust (Canada),
Series 2020-AA, Class A3, 144A
1.153%	11/15/25	CAD	3,600	2,558,437
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31		2,500	2,425,201
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2019-01, Class A, 144A
3.520%	07/15/30	2,200	$2,168,317
Series 2020-01, Class A, 144A
2.040%	08/15/31	3,600	3,416,623
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,300	1,184,232
Series 2021-02, Class B, 144A
1.910%	05/15/34	500	445,373
Series 2023-01, Class A, 144A
4.850%	08/15/35	4,100	4,109,649
GM Financial Automobile Leasing Trust,
Series 2023-01, Class C
5.760%	01/20/27	25	25,007
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A
1.490%	06/12/34	200	171,836
Hertz Vehicle Financing III LLC,
Series 2023-01A, Class A, 144A
5.490%	06/25/27	3,700	3,720,278
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	1,900	1,682,956
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	2,100	1,965,714
Series 2022-02A, Class A, 144A
2.330%	06/26/28	4,700	4,181,444
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	6,300	6,117,374
Series 2021-01A, Class B, 144A
1.260%	07/14/28	2,600	2,333,912
Series 2023-01A, Class A, 144A
5.410%	11/14/29	4,700	4,733,012
Santander Drive Auto Receivables Trust,
Series 2020-02, Class C
1.460%	09/15/25	6	6,242
Series 2020-03, Class C
1.120%	01/15/26	540	537,890
Series 2020-04, Class C
1.010%	01/15/26	601	595,775
Series 2021-02, Class C
0.900%	06/15/26	989	971,008
Series 2021-02, Class D
1.350%	07/15/27	2,300	2,170,158
Series 2021-03, Class C
0.950%	09/15/27	2,000	1,941,279
Series 2021-04, Class C
1.260%	02/16/27	2,700	2,568,902
Series 2022-01, Class C
2.560%	04/17/28	1,600	1,535,140
Series 2022-03, Class C
4.490%	08/15/29	25	24,396
Series 2023-01, Class C
5.090%	05/15/30	800	790,710
A8

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27		600	$542,958
				83,977,716
Collateralized Loan Obligations — 4.9%
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.918%(c)	10/25/33		11,000	10,786,208
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	10/17/32		5,000	4,900,318
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	07/20/34		3,750	3,664,324
Battalion CLO Ltd. (Cayman Islands),
Series 2016-10A, Class A1R2, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.986%(c)	01/25/35		700	681,774
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A1R2, 144A, 3 Month LIBOR + 0.870% (Cap N/A, Floor 0.870%)
5.662%(c)	07/15/29		639	634,405
BNPP AM Euro CLO DAC (Ireland),
Series 2018-01A, Class AR, 144A, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.600%)
2.888%(c)	04/15/31	EUR	3,000	3,162,284
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.792%(c)	07/15/30		2,967	2,929,269
Carlyle Euro CLO DAC (Ireland),
Series 2021-02A, Class A1, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.278%(c)	10/15/35	EUR	5,000	5,214,886
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-05A, Class A1RR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.888%(c)	01/20/32		9,750	9,607,430
CarVal CLO Ltd. (Jersey),
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
6.883%(c)	01/20/35		7,000	7,037,283
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
5.992%(c)	10/17/31		9,750	9,651,526
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
6.072%(c)	07/15/29		359	356,297
Series 2018-03A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.028%(c)	01/25/35		7,500	7,303,823
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
5.802%(c)	04/15/31	2,000	$1,976,249
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)
5.956%(c)	04/26/31	4,000	3,955,334
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
5.806%(c)	02/05/31	248	246,204
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
5.938%(c)	10/19/28	6,236	6,188,914
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.470% (Cap N/A, Floor 1.470%)
6.278%(c)	04/20/32	5,750	5,697,471
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/34	4,875	4,755,997
Jefferson Mill CLO Ltd. (Cayman Islands),
Series 2015-01A, Class AR, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 0.000%)
5.983%(c)	10/20/31	6,729	6,610,409
KKR Static CLO Ltd. (Cayman Islands),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.220% (Cap N/A, Floor 2.220%)
6.738%(c)	10/20/31	5,500	5,505,375
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
5.978%(c)	10/20/34	6,000	5,841,686
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
5.935%(c)	04/21/31	2,372	2,339,524
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
6.173%(c)	06/20/34	9,500	9,177,889
Series 2020-22A, Class AR, 144A, 3 Month SOFR + 1.450% (Cap N/A, Floor 1.450%)
6.356%(c)	09/01/31	5,750	5,684,440
Octagon Investment Partners 31 Ltd. (Cayman Islands),
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
5.858%(c)	07/20/30	3,395	3,359,463
OFSI BSL Ltd. (Cayman Islands),
Series 2023-12A, Class A1, 144A, 3 Month SOFR + 2.400% (Cap N/A, Floor 2.400%)
7.355%(c)	01/20/35	7,000	7,027,777

A9

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
OZLM Ltd. (Cayman Islands),
Series 2015-11A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
6.052%(c)	10/30/30		1,384	$1,371,535
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.922%(c)	01/17/31		1,500	1,488,533
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
5.892%(c)	07/16/31		2,350	2,320,568
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class A1, 144A, 3 Month EURIBOR + 2.200% (Cap N/A, Floor 2.200%)
4.642%(c)	01/15/36	EUR	7,500	8,133,229
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.808%(c)	10/20/31		8,750	8,603,195
Regatta Funding Ltd. (Cayman Islands),
Series 2016-01A, Class A1R2, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
6.113%(c)	06/20/34		5,500	5,358,002
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.175% (Cap N/A, Floor 1.175%)
5.993%(c)	07/25/31		1,000	986,320
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
5.892%(c)	01/26/31		4,250	4,200,355
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
5.888%(c)	01/20/32		1,240	1,221,505
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
5.998%(c)	07/25/34		6,750	6,604,966
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
6.032%(c)	01/17/30		1,935	1,916,971
Toro European CLO DAC (Ireland),
Series 02A, Class ARR, 144A, 3 Month EURIBOR + 0.990% (Cap N/A, Floor 0.990%)
3.439%(c)	07/25/34	EUR	4,500	4,704,790
Trimaran Cavu Ltd.,
Series 2019-01A, Class A1, 144A, 3 Month LIBOR + 1.460% (Cap N/A, Floor 1.460%)
6.268%(c)	07/20/32		3,000	2,967,044
TSTAT Ltd. (Bermuda),
Series 2022-02A, Class A1, 144A, 3 Month SOFR + 2.370% (Cap N/A, Floor 2.370%)
6.883%(c)	01/20/31		8,750	8,762,620
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Venture CLO Ltd. (Cayman Islands),
Series 2021-42A, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
5.922%(c)	04/15/34	10,000	$9,700,987
Wellfleet CLO Ltd.,
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
5.942%(c)	01/17/31	2,750	2,692,502
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
5.892%(c)	07/17/31	3,500	3,447,880
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.008%(c)	10/20/31	5,750	5,666,737
			214,444,298
Consumer Loans — 0.2%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	1,847	1,815,302
OneMain Financial Issuance Trust,
Series 2020-01A, Class A, 144A
3.840%	05/14/32	359	356,837
Series 2020-02A, Class A, 144A
1.750%	09/14/35	2,900	2,602,566
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
5.318%(c)	06/16/36	2,800	2,703,320
Series 2022-02A, Class A, 144A
4.890%	10/14/34	2,050	2,014,627
			9,492,652
Equipment — 0.2%
CNH Equipment Trust,
Series 2019-C, Class B
2.350%	04/15/27	20	19,610
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A
2.720%	06/15/40	2,403	2,340,503
Series 2018-A, Class A5, 144A
3.610%	03/10/42	195	193,829
Series 2019-A, Class A5, 144A
3.080%	11/12/41	2,500	2,428,977
Series 2019-B, Class A5, 144A
2.290%	11/12/41	2,400	2,236,453
			7,219,372
Home Equity Loans — 0.0%
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	516	524,880
Other — 0.1%
Home Partners of America Trust,
Series 2021-03, Class A, 144A
2.200%	01/17/41	1,273	1,104,875

A10

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Other (cont’d.)
Series 2022-01, Class D, 144A
4.730%	04/17/39		97	$89,777
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
7.645%(c)	06/25/24		3,250	3,057,957
				4,252,609
Residential Mortgage-Backed Securities — 0.1%
Long Beach Mortgage Loan Trust,
Series 2004-02, Class M1, 1 Month LIBOR + 0.795% (Cap N/A, Floor 0.795%)
5.640%(c)	06/25/34		109	103,747
TFS (Spain),
Series 2018-03, Class A1
0.000%(s)	04/16/40^	EUR	—(r)	1
Series 2018-03, Class A1, 1 Month EURIBOR + 3.000%
5.646%(c)	04/16/23^	EUR	1,185	1,217,884
				1,321,632
Student Loans — 0.2%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A
2.680%	09/25/42		695	622,679
Series 2018-AGS, Class A1, 144A
3.210%	02/25/44		507	474,063
Series 2018-CGS, Class A1, 144A
3.870%	02/25/46		145	138,464
Laurel Road Prime Student Loan Trust,
Series 2017-C, Class A2B, 144A
2.810%	11/25/42		86	84,596
Series 2018-B, Class A2FX, 144A
3.540%	05/26/43		176	172,821
Series 2019-A, Class A2FX, 144A
2.730%	10/25/48		237	229,721
Navient Private Education Refi Loan Trust,
Series 2018-A, Class A2, 144A
3.190%	02/18/42		154	153,206
Series 2018-CA, Class A2, 144A
3.520%	06/16/42		200	195,435
Series 2019-CA, Class A2, 144A
3.130%	02/15/68		776	740,126
Series 2020-BA, Class A2, 144A
2.120%	01/15/69		819	748,677
Pennsylvania Higher Education Assistance Agency,
Series 2021-01A, Class A, 144A, 1 Month LIBOR + 0.530% (Cap N/A, Floor 0.530%)
5.375%(c)	05/25/70		1,750	1,685,775
SoFi Professional Loan Program LLC,
Series 2019-A, Class A2FX, 144A
3.690%	06/15/48		643	617,254
Series 2019-B, Class A2FX, 144A
3.090%	08/17/48		777	734,206
Series 2019-C, Class A2FX, 144A
2.370%	11/16/48		1,192	1,110,748
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A
3.340%	08/25/47	690	$669,757
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	1,546	1,441,335
			9,818,863

Total Asset-Backed Securities (cost $340,451,114)			331,052,022
Commercial Mortgage-Backed Securities — 4.7%
Arbor Multifamily Mortgage Securities Trust,
Series 2021-MF03, Class A3, 144A
2.168%	10/15/54	8,000	6,836,958
Series 2021-MF03, Class ASB, 144A
2.378%	10/15/54	3,800	3,260,861
Assurant Commercial Mortgage Trust,
Series 2016-01A, Class AS, 144A
3.172%	05/15/49	3,751	3,605,215
BANK,
Series 2017-BNK04, Class A3
3.362%	05/15/50	6,465	6,016,335
Series 2021-BN35, Class A3
1.717%	06/15/64	4,900	4,116,351
Series 2021-BN35, Class ASB
2.067%	06/15/64	3,200	2,705,013
BANK5,
Series 2023-5YR1, Class A3
6.260%	03/15/56	10,000	10,299,800
Barclays Commercial Mortgage Securities Trust,
Series 2018-C02, Class A4
4.047%	12/15/51	5,400	5,092,629
Series 2019-BWAY, Class D, 144A, 1 Month SOFR + 2.274% (Cap N/A, Floor 2.274%)
7.101%(c)	11/15/34	10	5,119
Series 2020-BID, Class A, 144A, 1 Month LIBOR + 2.140% (Cap N/A, Floor 2.140%)
6.824%(c)	10/15/37	20	19,313
Benchmark Mortgage Trust,
Series 2018-B03, Class A4
3.761%	04/10/51	5,000	4,667,241
Series 2018-B08, Class A4
3.963%	01/15/52	6,700	6,331,732
Series 2021-B24, Class A3
2.010%	03/15/54	2,900	2,489,833
BXP Trust,
Series 2021-601L, Class A, 144A
2.618%	01/15/44	7,750	5,961,952
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A3
2.647%	11/15/52	8,000	7,475,346
CD Mortgage Trust,
Series 2016-CD02, Class A4
3.526%(cc)	11/10/49	10	9,341
Citigroup Commercial Mortgage Trust,
Series 2014-GC21, Class A4
3.575%	05/10/47	831	813,600

A11

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2014-GC23, Class A3
3.356%	07/10/47	1,549	$1,498,132
Series 2015-GC33, Class A4
3.778%	09/10/58	10	9,588
Series 2016-C01, Class A3
2.944%	05/10/49	5,000	4,655,616
Series 2016-GC37, Class A3
3.050%	04/10/49	3,560	3,342,867
Series 2017-P07, Class A3
3.442%	04/14/50	5,084	4,736,371
Commercial Mortgage Trust,
Series 2014-CR18, Class A4
3.550%	07/15/47	1,052	1,021,582
Series 2014-CR18, Class A5
3.828%	07/15/47	25	24,299
Series 2014-CR20, Class A3
3.326%	11/10/47	4,083	3,940,435
Series 2014-UBS02, Class A5
3.961%	03/10/47	25	24,524
Series 2015-CR23, Class A3
3.230%	05/10/48	22	21,205
Series 2015-CR24, Class A5
3.696%	08/10/48	10	9,588
Series 2015-CR27, Class A3
3.349%	10/10/48	5,938	5,651,304
Series 2015-LC21, Class A4
3.708%	07/10/48	10	9,596
CSAIL Commercial Mortgage Trust,
Series 2015-C04, Class A3
3.544%	11/15/48	2,979	2,851,834
Series 2017-C08, Class A3
3.127%	06/15/50	5,052	4,573,749
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO
1.344%(cc)	03/25/26	12,821	442,729
Series K068, Class A1
2.952%	02/25/27	6	6,081
GS Mortgage Securities Corp. Trust,
Series 2021-RENT, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
5.478%(c)	11/21/35	1,534	1,440,165
GS Mortgage Securities Trust,
Series 2015-GC28, Class A4
3.136%	02/10/48	3,684	3,543,261
Series 2015-GC32, Class A3
3.498%	07/10/48	5,265	5,027,807
Series 2015-GC32, Class A4
3.764%	07/10/48	10	9,599
Series 2016-GS03, Class A3
2.592%	10/10/49	5,387	4,950,591
Series 2016-GS04, Class A3
3.178%	11/10/49	5,219	4,862,066
Series 2018-GS09, Class A4
3.992%(cc)	03/10/51	10	9,416
Series 2020-GSA02, Class A4
1.721%	12/12/53	6,000	4,777,447
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2021-GSA03, Class A4
2.369%	12/15/54	5,800	$4,672,681
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C25, Class A4A1
3.408%	11/15/47	676	652,148
Series 2015-C27, Class A3A1
2.920%	02/15/48	4,719	4,454,035
Series 2015-C30, Class A5
3.822%	07/15/48	10	9,559
MHC Commercial Mortgage Trust,
Series 2021-MHC, Class C, 144A, 1 Month LIBOR + 1.351% (Cap N/A, Floor 1.351%)
6.035%(c)	04/15/38	3,000	2,864,654
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3
2.791%	11/15/49	3,000	2,748,800
Series 2016-UB11, Class A3
2.531%	08/15/49	10,156	9,257,163
Series 2018-H04, Class A3
4.043%	12/15/51	1,900	1,800,765
Series 2019-H07, Class A2
2.492%	07/15/52	13,500	12,891,899
Series 2019-MEAD, Class D, 144A
3.177%(cc)	11/10/36	10	8,686
UBS Commercial Mortgage Trust,
Series 2017-C02, Class ASB
3.264%	08/15/50	3,056	2,917,347
Series 2017-C05, Class A4
3.212%	11/15/50	6,750	6,281,540
Series 2018-C09, Class A3
3.854%	03/15/51	2,423	2,275,740
Series 2018-C14, Class A3
4.180%	12/15/51	3,411	3,251,228
Wells Fargo Commercial Mortgage Trust,
Series 2015-C30, Class A4
3.664%	09/15/58	10	9,693
Series 2015-NXS02, Class A5
3.767%(cc)	07/15/58	10	9,586
Series 2016-NXS06, Class A3
2.642%	11/15/49	8,000	7,392,190
Series 2017-C38, Class A4
3.190%	07/15/50	4,440	4,091,353
Series 2018-C48, Class A4
4.037%	01/15/52	7,000	6,641,823
Series 2020-C58, Class A3
1.810%	07/15/53	7,100	5,742,909

Total Commercial Mortgage-Backed Securities (cost $226,041,500)			205,120,290
Corporate Bonds — 10.2%
Aerospace & Defense — 0.2%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.196%	02/04/26	2,160	2,003,640
3.300%	03/01/35	2,900	2,265,725

A12

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Aerospace & Defense (cont’d.)
3.900%	05/01/49	2,175	$1,644,736
Embraer Netherlands Finance BV (Brazil),
Gtd. Notes
5.050%	06/15/25	906	874,856
Embraer Overseas Ltd. (Brazil),
Gtd. Notes, 144A
5.696%	09/16/23	950	945,250
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes
4.854%	04/27/35	10	9,843
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	1,270	1,251,474
			8,995,524
Agriculture — 0.4%
Altria Group, Inc.,
Gtd. Notes
3.400%	02/04/41	2,545	1,800,780
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.259%	03/25/28	5,140	4,414,480
3.557%	08/15/27	395	367,336
BAT International Finance PLC (United Kingdom),
Gtd. Notes
4.448%	03/16/28	1,500	1,424,358
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
5.125%	02/15/30(h)	5,150	5,205,229
5.375%	02/15/33	780	797,062
5.625%	11/17/29	1,885	1,970,173
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29	1,250	1,111,947
			17,091,365
Airlines — 0.1%
American Airlines 2014-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	04/01/28	3	2,636
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	2,040	1,773,353
American Airlines 2019-1 Class AA Pass-Through Trust,
Pass-Through Certificates
3.150%	08/15/33	21	18,307
Continental Airlines 2012-2 Class A Pass-Through Trust,
Pass-Through Certificates
4.000%	04/29/26	389	376,070
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27	905	903,526
United Airlines 2018-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.700%	09/01/31	24	20,094
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26	840	$805,478
4.625%	04/15/29	165	149,228
			4,048,692
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29(a)	725	589,188
Auto Manufacturers — 0.3%
Daimler Truck Finance North America LLC (Germany),
Gtd. Notes, 144A
1.625%	12/13/24	5,350	5,063,168
Ford Motor Co.,
Sr. Unsec’d. Notes
5.291%	12/08/46	1,220	989,701
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28	200	171,568
General Motors Co.,
Sr. Unsec’d. Notes
4.000%	04/01/25	5	4,870
6.250%	10/02/43	980	942,600
6.600%	04/01/36	760	783,308
General Motors Financial Co., Inc.,
Gtd. Notes
3.950%	04/13/24	2,800	2,752,635
PACCAR Financial Corp.,
Sr. Unsec’d. Notes, MTN
0.900%	11/08/24	20	18,886
			10,726,736
Banks — 2.9%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26	1,000	895,530
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
5.926%(c)	04/12/23	800	799,989
Bank of America Corp.,
Jr. Sub. Notes, Series JJ
5.125%(ff)	06/20/24(oo)	1,665	1,602,638
Sr. Unsec’d. Notes
0.976%(ff)	04/22/25	25	23,819
2.592%(ff)	04/29/31	50	42,349
5.080%(ff)	01/20/27	25	24,946
Sr. Unsec’d. Notes, MTN
1.898%(ff)	07/23/31	2,600	2,084,449
2.496%(ff)	02/13/31	3,085	2,614,456
3.824%(ff)	01/20/28	955	910,881
4.244%(ff)	04/24/38	20	17,995
4.271%(ff)	07/23/29	510	490,860
Sr. Unsec’d. Notes, Series N
1.658%(ff)	03/11/27	2,550	2,306,907
Sub. Notes, MTN
4.000%	01/22/25	2,000	1,958,365

A13

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.450%	03/03/26	8,455	$8,279,198
Bank of America NA,
Sub. Notes
6.000%	10/15/36	410	441,700
Bank of Montreal (Canada),
Sr. Unsec’d. Notes, MTN
2.650%	03/08/27	35	32,195
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	850	806,874
3.932%(ff)	05/07/25	585	569,709
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	3,825	3,688,888
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,800	1,585,817
2.219%(ff)	06/09/26	680	624,546
2.591%(ff)	01/20/28	1,130	1,013,801
3.132%(ff)	01/20/33	1,505	1,250,935
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	1,400	1,228,119
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32	1,260	1,043,973
3.200%	10/21/26	1,870	1,765,122
3.700%	01/12/26	6,180	5,988,195
3.887%(ff)	01/10/28	35	33,504
Sub. Notes
4.450%	09/29/27	5,975	5,794,584
4.600%	03/09/26	10	9,812
4.750%	05/18/46	820	726,375
Credit Agricole SA (France),
Sr. Unsec’d. Notes, 144A, MTN
1.907%(ff)	06/16/26	1,160	1,065,535
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
4.550%	04/17/26	5,000	4,575,000
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26	1,560	1,380,600
3.091%(ff)	05/14/32	885	711,319
4.282%	01/09/28	1,370	1,236,425
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.129%(ff)	11/24/26	440	378,867
Discover Bank,
Sr. Unsec’d. Notes
4.250%	03/13/26(a)	970	921,847
Fifth Third Bancorp,
Sr. Unsec’d. Notes
1.625%	05/05/23	15	14,923
Sub. Notes
4.300%	01/16/24	10	9,768
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
2.650%(ff)	10/21/32	35	28,863
3.102%(ff)	02/24/33	7,000	5,999,440
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.500%	01/23/25	4,115	$4,004,289
3.750%	02/25/26(a)	1,010	982,411
3.814%(ff)	04/23/29	540	507,964
3.850%	01/26/27	2,920	2,819,216
Sub. Notes
5.150%	05/22/45	5	4,750
6.750%	10/01/37	104	112,778
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	1,645	1,536,656
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(a)(oo)	1,045	929,392
Sr. Unsec’d. Notes
3.782%(ff)	02/01/28	695	665,140
3.882%(ff)	07/24/38	20	17,610
3.964%(ff)	11/15/48	3,250	2,693,855
4.005%(ff)	04/23/29	2,170	2,073,634
4.452%(ff)	12/05/29	3,350	3,254,319
4.912%(ff)	07/25/33(a)	3,500	3,479,953
Sub. Notes
2.956%(ff)	05/13/31	15	12,917
3.375%	05/01/23	50	49,919
3.875%	09/10/24(a)	3,775	3,710,916
5.717%(ff)	09/14/33	20	20,406
KeyCorp,
Sr. Unsec’d. Notes, MTN
2.250%	04/06/27	25	21,238
M&T Bank Corp.,
Sr. Unsec’d. Notes
3.550%	07/26/23	25	24,567
Morgan Stanley,
Sr. Unsec’d. Notes
6.342%(ff)	10/18/33	2,000	2,186,565
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	630	506,767
3.772%(ff)	01/24/29	8,775	8,314,428
3.875%	01/27/26	675	659,568
4.431%(ff)	01/23/30	515	495,687
Sr. Unsec’d. Notes, MTN
2.188%(ff)	04/28/26	25	23,492
3.591%(ff)	07/22/28	1,255	1,186,321
3.971%(ff)	07/22/38	15	13,224
4.300%	01/27/45	5	4,385
Sub. Notes, GMTN
4.350%	09/08/26	3,825	3,731,502
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.758%(ff)	01/26/27	35	34,572
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	4,400	3,840,195
Sr. Unsec’d. Notes, 144A, MTN
6.447%(ff)	01/12/27	1,495	1,487,746
State Bank of India (India),
Sr. Unsec’d. Notes, 144A
4.375%	01/24/24	1,925	1,909,720

A14

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
State Street Corp.,
Sr. Unsec’d. Notes
4.857%(ff)	01/26/26	10	$9,938
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
5.650%	03/09/26	1,040	1,056,560
Texas Capital Bank NA,
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 4.500%
9.659%(c)	09/30/24	2,670	2,590,161
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
1.150%	06/12/25	35	32,146
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
1.950%	06/05/30	10	8,069
Wells Fargo & Co.,
Sr. Unsec’d. Notes
2.188%(ff)	04/30/26	50	46,916
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	4,175	3,542,300
4.897%(ff)	07/25/33	3,500	3,413,880
			126,995,190
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	630	611,092
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
3.500%	06/01/30	25	23,582
4.600%	04/15/48	360	341,004
8.000%	11/15/39	1,285	1,652,703
8.200%	01/15/39	250	326,455
Constellation Brands, Inc.,
Sr. Unsec’d. Notes
2.250%	08/01/31	1,015	833,710
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.500%	04/15/52	2,291	2,036,376
			5,824,922
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
2.800%	08/15/41	4,050	2,963,957
Biogen, Inc.,
Sr. Unsec’d. Notes
2.250%	05/01/30	40	33,666
			2,997,623
Building Materials — 0.0%
Masonite International Corp.,
Gtd. Notes, 144A
3.500%	02/15/30	550	456,500
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30	760	$659,872
4.750%	01/15/28	700	653,481
			1,769,853
Chemicals — 0.1%
Air Products & Chemicals, Inc.,
Sr. Unsec’d. Notes
1.500%	10/15/25	5	4,649
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
4.375%	11/15/42	95	82,336
6.900%	05/15/53	35	40,508
9.400%	05/15/39	155	207,809
NOVA Chemicals Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.875%	06/01/24	1,300	1,279,109
Sasol Financing USA LLC (South Africa),
Gtd. Notes
5.875%	03/27/24	700	691,600
6.500%	09/27/28	670	627,000
			2,933,011
Commercial Services — 0.1%
ERAC USA Finance LLC,
Gtd. Notes, 144A
4.200%	11/01/46	975	825,585
6.700%	06/01/34	420	476,950
7.000%	10/15/37	380	449,043
George Washington University (The),
Unsec’d. Notes, Series 2014
4.300%	09/15/44	5	4,465
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	1,500	1,181,849
Northwestern University,
Unsec’d. Notes, Series 2020
2.640%	12/01/50	20	13,947
PayPal Holdings, Inc.,
Sr. Unsec’d. Notes
2.400%	10/01/24	30	29,051
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
3.000%	05/22/30	10	8,899
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26	5	4,837
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32	325	279,690
4.875%	01/15/28(a)	1,190	1,137,925
5.250%	01/15/30	385	370,341

A15

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
University of Miami,
Sr. Unsec’d. Notes, Series 2022
4.063%	04/01/52	1,170	$1,011,617
			5,794,199
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
1.650%	05/11/30	15	12,765
3.200%	05/13/25	25	24,527
			37,292
Distribution/Wholesale — 0.0%
Ritchie Bros Holdings, Inc. (Canada),
Sr. Sec’d. Notes, 144A
6.750%	03/15/28	75	77,237
Diversified Financial Services — 0.2%
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.950%	07/01/24	5	4,868
5.250%	05/15/24	20	19,806
BOC Aviation USA Corp. (China),
Gtd. Notes, 144A, MTN
1.625%	04/29/24	670	643,863
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27(a)	4,985	4,715,784
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.650%	05/11/27	20	18,271
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
3.150%	07/24/24	480	471,275
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25	5	4,743
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.608%	07/14/31	2,055	1,611,828
OneMain Finance Corp.,
Gtd. Notes
8.250%	10/01/23	1,600	1,604,555
Private Export Funding Corp.,
U.S. Gov’t. Gtd. Notes, Series NN
3.250%	06/15/25	330	320,768
			9,415,761
Electric — 1.2%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, 144A, MTN
2.000%	04/29/28	525	465,609
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	2,910	2,800,852
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Alfa Desarrollo SpA (Chile),
Sr. Sec’d. Notes, 144A
4.550%	09/27/51	627	$454,498
Appalachian Power Co.,
Sr. Unsec’d. Notes
4.450%	06/01/45	10	8,541
Baltimore Gas & Electric Co.,
Sr. Unsec’d. Notes
6.350%	10/01/36	550	613,501
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.800%	07/15/48	15	12,115
5.950%	05/15/37	305	329,217
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31(a)	2,000	1,698,565
CenterPoint Energy Houston Electric LLC,
General Ref. Mortgage, Series K2
6.950%	03/15/33	590	686,858
Comision Federal de Electricidad (Mexico),
Gtd. Notes, 144A
4.688%	05/15/29	1,400	1,244,950
Commonwealth Edison Co.,
First Mortgage, Series 123
3.750%	08/15/47	1,610	1,312,108
Connecticut Light & Power Co. (The),
First Mortgage, Series A
2.050%	07/01/31	3,255	2,700,039
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 09-C
5.500%	12/01/39	220	222,440
Duke Energy Carolinas LLC,
First Mortgage
6.050%	04/15/38	550	601,084
First Ref. Mortgage
4.000%	09/30/42	570	487,781
El Paso Electric Co.,
Sr. Unsec’d. Notes
6.000%	05/15/35	670	696,501
Enel Finance International NV (Italy),
Gtd. Notes, 144A
2.250%	07/12/31	2,140	1,667,144
Engie Energia Chile SA (Chile),
Sr. Unsec’d. Notes, 144A
3.400%	01/28/30	400	325,825
Evergy Kansas Central, Inc.,
First Mortgage
5.700%	03/15/53	1,310	1,369,353
Eversource Energy,
Sr. Unsec’d. Notes, Series M
3.300%	01/15/28	5	4,698
Sr. Unsec’d. Notes, Series N
3.800%	12/01/23	10	9,883
Exelon Corp.,
Sr. Unsec’d. Notes
3.400%	04/15/26	25	24,041

A16

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series C
7.375%	11/15/31	10	$11,302
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	10	9,842
Florida Power & Light Co.,
First Mortgage
5.100%	04/01/33	2,840	2,942,020
5.950%	10/01/33	295	322,454
Iberdrola International BV (Spain),
Gtd. Notes
6.750%	09/15/33	145	155,945
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	470	439,979
Kentucky Utilities Co.,
First Mortgage
4.375%	10/01/45	10	8,578
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
5.200%	04/01/28	900	909,089
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	2,170	2,124,709
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
2.440%	01/15/32	25	20,729
4.900%	02/28/28(a)	3,800	3,826,179
6.051%	03/01/25	780	793,679
Northern States Power Co.,
First Mortgage
3.600%	09/15/47	1,580	1,278,244
NRG Energy, Inc.,
Gtd. Notes, 144A
3.625%	02/15/31	75	60,797
3.875%	02/15/32	200	160,116
Sr. Sec’d. Notes, 144A
2.000%	12/02/25	320	288,162
2.450%	12/02/27	1,395	1,196,781
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27	10	8,720
3.950%	12/01/47	2,000	1,424,092
6.700%	04/01/53	1,120	1,153,292
PacifiCorp,
First Mortgage
5.350%	12/01/53	3,010	3,088,594
PECO Energy Co.,
First Mortgage
2.800%	06/15/50	1,110	754,919
Public Service Electric & Gas Co.,
First Mortgage, MTN
2.050%	08/01/50	1,005	592,672
3.700%	05/01/28	1,280	1,235,529
4.900%	12/15/32	1,050	1,073,931
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Sec’d. Notes, MTN
4.650%	03/15/33	1,380	$1,385,170
Sr. Sec’d. Notes, MTN
5.800%	05/01/37	535	578,846
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes
1.600%	08/15/30	710	568,062
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	1,115	982,229
San Diego Gas & Electric Co.,
First Mortgage
4.150%	05/15/48	1,400	1,217,743
Sempra Energy,
Sr. Unsec’d. Notes
3.300%	04/01/25	20	19,373
Southern California Edison Co.,
First Mortgage
5.300%	03/01/28	1,670	1,713,255
First Ref. Mortgage
4.000%	04/01/47	580	477,529
First Ref. Mortgage, Series C
3.600%	02/01/45	860	644,200
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27(a)	725	685,183
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	2,145	2,071,966
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/41	480	438,546
			52,398,059
Engineering & Construction — 0.1%
AECOM,
Gtd. Notes
5.125%	03/15/27	575	563,978
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
3.875%	04/30/28	500	462,500
4.250%	10/31/26	445	424,697
5.500%	07/31/47	800	611,040
			2,062,215
Entertainment — 0.0%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
5.050%	03/15/42	900	752,537
5.141%	03/15/52	810	657,136
5.391%	03/15/62	405	327,343
			1,737,016
Environmental Control — 0.0%
Clean Harbors, Inc.,
Gtd. Notes, 144A
6.375%	02/01/31	100	102,036

A17

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control (cont’d.)
Republic Services, Inc.,
Sr. Unsec’d. Notes
2.500%	08/15/24	15	$14,536
3.375%	11/15/27	5	4,775
Waste Connections, Inc.,
Sr. Unsec’d. Notes
3.200%	06/01/32	20	17,778
			139,125
Foods — 0.2%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	2,000	1,933,516
Kraft Heinz Foods Co.,
Gtd. Notes
6.500%	02/09/40	1,420	1,558,270
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30	275	251,752
4.375%	01/31/32	850	772,919
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
2.375%	07/16/40	660	476,747
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A
5.875%	09/30/27	1,625	1,614,816
			6,608,020
Gas — 0.1%
NiSource, Inc.,
Sr. Unsec’d. Notes
1.700%	02/15/31(a)	915	724,928
3.490%	05/15/27	1,425	1,351,056
3.600%	05/01/30	1,270	1,173,548
3.950%	03/30/48	15	12,224
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.150%	09/15/32	30	30,274
			3,292,030
Healthcare-Products — 0.0%
Abbott Laboratories,
Sr. Unsec’d. Notes
1.150%	01/30/28	20	17,468
Baxter International, Inc.,
Sr. Unsec’d. Notes
1.915%	02/01/27	25	22,374
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29	675	585,662
			625,504
Healthcare-Services — 0.2%
Aetna, Inc.,
Sr. Unsec’d. Notes
6.625%	06/15/36	515	571,442
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
AHS Hospital Corp.,
Unsec’d. Notes
5.024%	07/01/45	5	$4,934
Banner Health,
Unsec’d. Notes
1.897%	01/01/31	5	4,093
Centra Health, Inc.,
Unsec’d. Notes
4.700%	01/01/48	25	22,019
CommonSpirit Health,
Sr. Sec’d. Notes
2.760%	10/01/24	15	14,533
2.782%	10/01/30	5	4,266
Elevance Health, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/42	390	363,986
4.650%	01/15/43	15	14,051
Hackensack Meridian Health, Inc.,
Sr. Sec’d. Notes
4.211%	07/01/48	20	17,532
HCA, Inc.,
Gtd. Notes
4.125%	06/15/29	20	18,782
5.375%	02/01/25	305	305,101
Gtd. Notes, 144A
4.375%	03/15/42	10	8,388
Gtd. Notes, MTN
7.750%	07/15/36	450	503,170
Humana, Inc.,
Sr. Unsec’d. Notes
3.700%	03/23/29	15	14,071
Indiana University Health, Inc. Obligated Group,
Sec’d. Notes
3.970%	11/01/48	15	12,847
Kaiser Foundation Hospitals,
Gtd. Notes
4.150%	05/01/47	940	824,913
MedStar Health, Inc.,
Sec’d. Notes, Series 20A
3.626%	08/15/49	20	14,574
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A
2.532%	10/01/29	765	657,545
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30(a)	625	561,097
Trinity Health Corp.,
Sec’d. Notes
4.125%	12/01/45	5	4,377
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	10	8,544
3.250%	05/15/51	1,000	752,196
3.750%	07/15/25	5	4,945
5.050%	04/15/53	3,098	3,131,426

A18

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
6.050%	02/15/63	915	$1,046,208
			8,885,040
Home Builders — 0.0%
KB Home,
Gtd. Notes
4.000%	06/15/31(a)	575	497,903
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.875%	06/15/27	525	516,663
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A
5.625%	03/01/24	800	794,000
			1,808,566
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.450%(cc)	04/01/26	275	264,756
4.875%	06/01/25	1,420	1,390,509
			1,655,265
Insurance — 0.1%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.400%	06/30/30	30	26,889
Aon Corp./Aon Global Holdings PLC,
Gtd. Notes
5.000%	09/12/32	25	25,216
Aon Global Ltd.,
Gtd. Notes
3.875%	12/15/25	5	4,871
Berkshire Hathaway Finance Corp.,
Gtd. Notes
3.850%	03/15/52	50	42,032
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
4.400%	04/05/52	35	27,356
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	1,215	922,190
Lincoln National Corp.,
Sr. Unsec’d. Notes
6.300%	10/09/37	772	761,575
Markel Corp.,
Sr. Unsec’d. Notes
4.150%	09/17/50	410	328,568
5.000%	03/30/43	200	177,890
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
2.250%	11/15/30	10	8,439
3.500%	06/03/24	10	9,815
4.350%	01/30/47	5	4,373
New York Life Global Funding,
Sec’d. Notes, 144A
1.100%	05/05/23	5	4,982
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
New York Life Insurance Co.,
Sub. Notes, 144A
6.750%	11/15/39	660	$770,300
Principal Financial Group, Inc.,
Gtd. Notes
2.125%	06/15/30	20	16,669
3.400%	05/15/25	10	9,642
4.625%	09/15/42	130	113,056
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	1,470	1,234,070
6.850%	12/16/39	124	139,565
			4,627,498
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.800%	08/22/24	5	4,892
3.875%	08/22/37	10	9,316
Booking Holdings, Inc.,
Sr. Unsec’d. Notes
3.650%	03/15/25	5	4,896
			19,104
Iron/Steel — 0.0%
Nucor Corp.,
Sr. Unsec’d. Notes
2.700%	06/01/30	10	8,772
3.950%	05/01/28	15	14,464
			23,236
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
4.900%	04/15/29	555	549,855
5.000%	10/15/27	15	15,034
			564,889
Machinery-Diversified — 0.0%
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.125%	03/07/25	25	23,944
4.150%	09/15/27	25	24,870
			48,814
Media — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.500%	05/01/26	750	730,222
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.900%	06/01/52	580	382,075
4.908%	07/23/25	10	9,890
5.375%	04/01/38	1,950	1,696,211
6.384%	10/23/35	875	868,371

A19

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Media (cont’d.)
6.484%	10/23/45	1,386	$1,306,445
Comcast Corp.,
Gtd. Notes
3.950%	10/15/25	275	271,882
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	5,275	4,363,422
CSC Holdings LLC,
Gtd. Notes, 144A
4.500%	11/15/31	1,400	1,002,570
Thomson Reuters Corp. (Canada),
Sr. Unsec’d. Notes
3.350%	05/15/26	5	4,784
Time Warner Cable LLC,
Sr. Sec’d. Notes
5.500%	09/01/41	360	311,001
Walt Disney Co. (The),
Gtd. Notes
3.800%	03/22/30	50	48,206
			10,995,079
Mining — 0.1%
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
4.763%	04/14/27	215	209,262
Yamana Gold, Inc. (Canada),
Gtd. Notes
2.630%	08/15/31	3,050	2,446,690
			2,655,952
Miscellaneous Manufacturing — 0.0%
Amsted Industries, Inc.,
Gtd. Notes, 144A
5.625%	07/01/27	1,200	1,166,457
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,810	1,647,530
5.500%	12/01/24	700	698,820
			2,346,350
Oil & Gas — 0.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A
3.100%	07/15/31	755	635,862
Sr. Unsec’d. Notes, 144A
3.750%	01/15/30	3,250	2,926,871
BP Capital Markets America, Inc.,
Gtd. Notes
3.410%	02/11/26	25	24,354
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
2.950%	07/15/30	20	17,326
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
5.400%	06/15/47	1,200	1,115,663
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Chevron Corp.,
Sr. Unsec’d. Notes
1.995%	05/11/27	10	$9,181
Devon Energy Corp.,
Sr. Unsec’d. Notes
5.600%	07/15/41	300	287,389
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
6.875%	04/29/30	637	582,880
Endeavor Energy Resources LP/EER Finance, Inc.,
Sr. Unsec’d. Notes, 144A
5.750%	01/30/28	500	496,378
Energean Israel Finance Ltd. (Israel),
Sr. Sec’d. Notes, 144A
4.500%	03/30/24	570	552,187
4.875%	03/30/26	795	732,990
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
6.000%	04/15/30	400	368,919
6.250%	04/15/32	500	462,268
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes, 144A
4.750%	04/24/25	550	530,338
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A
4.750%	04/03/26	510	508,230
4.875%	04/03/28	530	533,530
Petroleos Mexicanos (Mexico),
Gtd. Notes
5.950%	01/28/31	2,146	1,632,891
6.490%	01/23/27	471	427,433
6.500%	03/13/27	330	298,188
Gtd. Notes, MTN
6.750%	09/21/47	313	202,276
6.875%	08/04/26(a)	670	633,083
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A
1.375%	09/12/26	2,159	1,935,409
2.250%	07/12/31	820	694,335
Shell International Finance BV (Netherlands),
Gtd. Notes
3.250%	05/11/25	10	9,770
Southwestern Energy Co.,
Gtd. Notes
4.750%	02/01/32(a)	500	441,823
TotalEnergies Capital International SA (France),
Gtd. Notes
2.434%	01/10/25	30	28,994
			16,088,568
Packaging & Containers — 0.1%
Ball Corp.,
Gtd. Notes
3.125%	09/15/31	425	351,805

A20

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Packaging & Containers (cont’d.)
Berry Global, Inc.,
Sr. Sec’d. Notes
1.570%	01/15/26	5,135	$4,665,137
Graphic Packaging International LLC,
Gtd. Notes
4.125%	08/15/24	625	613,101
Sealed Air Corp./Sealed Air Corp. US,
Gtd. Notes, 144A
6.125%	02/01/28	125	126,486
			5,756,529
Pharmaceuticals — 0.7%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	10	9,516
3.600%	05/14/25	10	9,810
3.800%	03/15/25	1,175	1,156,050
4.250%	11/21/49	1,750	1,543,903
4.500%	05/14/35	1,920	1,861,448
4.550%	03/15/35	2,190	2,142,020
4.700%	05/14/45	1,475	1,384,251
AstraZeneca PLC (United Kingdom),
Sr. Unsec’d. Notes
4.000%	09/18/42	25	22,610
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	1,600	1,566,493
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
2.823%	05/20/30	20	17,835
3.700%	06/06/27	17	16,432
3.734%	12/15/24	130	127,346
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
4.125%	06/15/39	410	381,748
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.410%	06/15/27	15	14,217
3.750%	09/15/25	5	4,880
Cigna Group (The),
Gtd. Notes
3.750%	07/15/23	9	8,955
4.375%	10/15/28	9,285	9,145,691
CVS Health Corp.,
Sr. Unsec’d. Notes
3.250%	08/15/29	50	45,733
4.780%	03/25/38	3,750	3,572,994
5.300%	12/05/43	250	245,655
Eli Lilly & Co.,
Sr. Unsec’d. Notes
4.875%	02/27/53	340	351,542
4.950%	02/27/63	165	169,498
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	1,375	1,083,792
5.400%	11/29/43	845	701,922
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	900	$828,321
Viatris, Inc.,
Gtd. Notes
3.850%	06/22/40	470	330,238
Wyeth LLC,
Gtd. Notes
6.450%	02/01/24	60	60,644
Zoetis, Inc.,
Sr. Unsec’d. Notes
2.000%	05/15/30	35	29,444
5.600%	11/16/32	2,658	2,835,636
			29,668,624
Pipelines — 0.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28	750	720,856
Boardwalk Pipelines LP,
Gtd. Notes
3.400%	02/15/31	1,625	1,418,137
4.950%	12/15/24	5	4,969
DCP Midstream Operating LP,
Gtd. Notes
5.125%	05/15/29	5,240	5,170,248
Eastern Gas Transmission & Storage, Inc.,
Sr. Unsec’d. Notes
4.600%	12/15/44	65	56,622
EIG Pearl Holdings Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
3.545%	08/31/36	1,429	1,220,009
Energy Transfer LP,
Sr. Unsec’d. Notes
4.950%	06/15/28	1,115	1,107,827
5.000%	05/15/50	965	821,077
5.250%	04/15/29	10	9,975
6.125%	12/15/45	180	173,444
6.250%	04/15/49	1,900	1,881,604
6.500%	02/01/42	25	25,957
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	50	50,183
7.500%	06/01/30	50	48,422
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
4.350%	07/15/25	5	4,910
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A
6.129%	02/23/38	550	564,437
6.510%	02/23/42	715	751,331
Kinder Morgan, Inc.,
Gtd. Notes
3.600%	02/15/51	2,260	1,600,671

A21

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
MPLX LP,
Sr. Unsec’d. Notes
2.650%	08/15/30	595	$505,459
4.000%	02/15/25	1,430	1,400,602
4.000%	03/15/28	1,385	1,325,587
4.875%	06/01/25	3,250	3,227,440
5.200%	03/01/47	40	35,863
5.500%	02/15/49	395	367,698
ONEOK Partners LP,
Gtd. Notes
6.650%	10/01/36	145	151,148
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	5,205	4,557,617
4.500%	03/15/50	295	228,830
4.950%	07/13/47	935	782,763
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.600%	11/01/24	5	4,877
Spectra Energy Partners LP,
Gtd. Notes
3.375%	10/15/26	15	14,252
Targa Resources Corp.,
Gtd. Notes
6.125%	03/15/33	2,605	2,694,888
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	115	103,726
4.125%	08/15/31	90	79,031
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	125	106,692
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.900%	01/15/45	1,000	880,370
5.100%	09/15/45	500	458,987
5.300%	08/15/52	290	273,809
			32,830,318
Real Estate Investment Trusts (REITs) — 0.4%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes
2.000%	05/18/32	1,815	1,386,752
4.750%	04/15/35	405	379,466
American Tower Corp.,
Sr. Unsec’d. Notes
1.450%	09/15/26	30	26,658
3.600%	01/15/28	5,420	5,090,503
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.850%	02/01/25	5	4,792
3.900%	03/15/27	5	4,631
4.050%	07/01/30	5	4,479
Corporate Office Properties LP,
Gtd. Notes
2.900%	12/01/33	1,345	935,549
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Crown Castle, Inc.,
Sr. Unsec’d. Notes
2.900%	03/15/27	10	$9,272
3.700%	06/15/26	10	9,635
4.750%	05/15/47	5	4,371
Essex Portfolio LP,
Gtd. Notes
2.650%	03/15/32	15	12,217
3.000%	01/15/30	5	4,391
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	1,050	1,020,819
Healthpeak OP LLC,
Gtd. Notes
2.125%	12/01/28	5	4,336
2.875%	01/15/31	5	4,303
Kimco Realty OP LLC,
Gtd. Notes
2.700%	10/01/30	3,480	2,895,140
MPT Operating Partnership LP/MPT Finance Corp.,
Gtd. Notes
3.500%	03/15/31	950	634,794
5.000%	10/15/27(a)	400	328,921
Prologis LP,
Sr. Unsec’d. Notes
2.125%	04/15/27	5	4,560
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	10	8,726
2.250%	11/09/31	1,288	1,069,048
Realty Income Corp.,
Sr. Unsec’d. Notes
3.250%	01/15/31	3,235	2,847,954
4.625%	11/01/25	20	19,747
Simon Property Group LP,
Sr. Unsec’d. Notes
2.650%	02/01/32	30	24,287
3.375%	10/01/24	5	4,879
Sun Communities Operating LP,
Gtd. Notes
2.700%	07/15/31	3,000	2,430,044
WP Carey, Inc.,
Sr. Unsec’d. Notes
3.850%	07/15/29	20	18,551
			19,188,825
Retail — 0.2%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28(a)	675	627,750
Advance Auto Parts, Inc.,
Gtd. Notes
5.900%	03/09/26	830	847,589
AutoZone, Inc.,
Sr. Unsec’d. Notes
1.650%	01/15/31	770	612,670

A22

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
3.125%	04/21/26	5	$4,784
3.750%	06/01/27	15	14,518
Dollar General Corp.,
Sr. Unsec’d. Notes
4.625%	11/01/27	30	29,948
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.000%	05/15/25	4,705	4,614,617
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29	275	192,241
3.875%	10/01/31	275	186,621
Home Depot, Inc. (The),
Sr. Unsec’d. Notes
2.500%	04/15/27	50	46,931
Lowe’s Cos., Inc.,
Sr. Unsec’d. Notes
5.000%	04/15/33	30	29,966
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
3.600%	09/01/27	20	19,323
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25	1,375	1,358,861
TJX Cos., Inc. (The),
Sr. Unsec’d. Notes
1.600%	05/15/31	5	4,077
Walmart, Inc.,
Sr. Unsec’d. Notes
3.900%	09/09/25	20	19,952
			8,609,848
Semiconductors — 0.1%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	320	246,609
3.187%	11/15/36	4,445	3,369,018
Intel Corp.,
Sr. Unsec’d. Notes
5.625%	02/10/43	385	394,386
NXP BV/NXP Funding LLC/NXP USA, Inc. (China),
Gtd. Notes
2.650%	02/15/32	25	20,411
3.150%	05/01/27	5	4,621
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
2.150%	05/20/30	25	21,906
3.250%	05/20/27	12	11,608
Texas Instruments, Inc.,
Sr. Unsec’d. Notes
1.750%	05/04/30	15	12,717
			4,081,276
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Software — 0.2%
Fiserv, Inc.,
Sr. Unsec’d. Notes
3.200%	07/01/26	10	$9,492
5.450%	03/02/28	2,560	2,614,915
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	1,425	1,003,581
2.921%	03/17/52	60	45,467
Oracle Corp.,
Sr. Unsec’d. Notes
2.400%	09/15/23	25	24,669
4.900%	02/06/33	2,500	2,448,196
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
2.950%	09/15/29	5	4,488
3.800%	12/15/26	15	14,522
ServiceNow, Inc.,
Sr. Unsec’d. Notes
1.400%	09/01/30	2,055	1,656,361
			7,821,691
Telecommunications — 0.4%
AT&T, Inc.,
Sr. Unsec’d. Notes
2.250%	02/01/32	50	40,833
2.550%	12/01/33	576	463,343
3.500%	09/15/53	5,308	3,854,486
3.650%	09/15/59	160	114,321
4.300%	02/15/30	615	598,006
4.500%	05/15/35	545	511,080
Level 3 Financing, Inc.,
Sr. Sec’d. Notes, 144A
3.400%	03/01/27	300	237,065
Rogers Communications, Inc. (Canada),
Gtd. Notes, 144A
4.500%	03/15/42	60	51,059
T-Mobile USA, Inc.,
Gtd. Notes
2.050%	02/15/28	380	337,531
2.550%	02/15/31	1,385	1,173,263
3.875%	04/15/30	8,000	7,503,115
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.550%	03/21/31(a)	1,600	1,363,124
2.625%	08/15/26	45	42,545
2.650%	11/20/40	1,595	1,139,171
4.016%	12/03/29	1,900	1,819,819
			19,248,761
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.150%	04/01/45	10	8,900
6.700%	08/01/28	670	724,140

A23

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Transportation (cont’d.)
Canadian Pacific Railway Co. (Canada),
Gtd. Notes
1.750%	12/02/26	10	$9,060
CSX Corp.,
Sr. Unsec’d. Notes
6.150%	05/01/37	715	787,009
Kansas City Southern,
Gtd. Notes
2.875%	11/15/29	5	4,482
3.500%	05/01/50	20	15,089
Norfolk Southern Corp.,
Sr. Unsec’d. Notes
5.590%	05/17/25	100	101,119
			1,649,799

Total Corporate Bonds (cost $477,860,575)			443,899,051
Municipal Bonds — 0.3%
Alabama — 0.0%
Alabama Economic Settlement Authority,
Taxable, Revenue Bonds, Series B
4.263%	09/15/32	240	230,415
California — 0.1%
Bay Area Toll Authority,
Revenue Bonds, BABs, Series F2
6.263%	04/01/49	1,325	1,612,225
Taxable, Revenue Bonds
2.574%	04/01/31	1,210	1,080,542
Taxable, Revenue Bonds, Series S
3.176%	04/01/41	25	20,117
State of California,
General Obligation Unlimited, BABs
7.300%	10/01/39	1,270	1,580,608
General Obligation Unlimited, Taxable, BABs
7.500%	04/01/34	475	594,790
7.625%	03/01/40	220	285,402
7.550%	04/01/39	245	316,854
University of California,
Taxable, Revenue Bonds, Series J
4.131%	05/15/45	5	4,554
			5,495,092
Colorado — 0.0%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	680	774,096
Florida — 0.0%
County of Miami-Dade Transit System,
Revenue Bonds, BABs, Series B
5.624%	07/01/40	10	10,656
County of Miami-Dade Water & Sewer System Revenue,
Taxable, Revenue Bonds, Series C
3.490%	10/01/42	5	4,128
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Florida (cont’d.)
Florida Development Finance Corp.,
Taxable, Revenue Bonds, Series B
4.109%	04/01/50	40	$31,330
			46,114
Georgia — 0.0%
Municipal Electric Authority of Georgia,
Taxable, Revenue Bonds, BABs
6.655%	04/01/57	14	15,516
Illinois — 0.1%
Chicago O’Hare International Airport,
Revenue Bonds, BABs, Series B
6.395%	01/01/40	1,030	1,209,896
Michigan — 0.0%
Great Lakes Water Authority Water Supply System Revenue,
Taxable, Revenue Bonds, Series C
3.473%	07/01/41	30	25,804
New Jersey — 0.1%
New Jersey Turnpike Authority,
Taxable, Revenue Bonds, BABs, Series F
7.414%	01/01/40	1,070	1,345,310
New York — 0.0%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	1,075	1,133,181
New York State Urban Development Corp.,
Taxable, Revenue Bonds, Series B
2.590%	03/15/35	30	24,190
			1,157,371
Ohio — 0.0%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	455	462,149
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	300	305,900
			768,049
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	445	494,122
Pennsylvania — 0.0%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	550	599,784
South Carolina — 0.0%
South Carolina Public Service Authority,
Taxable, Revenue Bonds, Series D
2.388%	12/01/23	5	4,926

A24

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Texas — 0.0%
Central Texas Regional Mobility Authority,
Taxable, Revenue Bonds, Series E
3.167%	01/01/41	15	$11,471
Dallas Fort Worth International Airport,
Taxable, Revenue Bonds
2.843%	11/01/46	15	11,112
Taxable, Revenue Bonds, Series A
4.087%	11/01/51	25	22,390
Texas A&M University,
Taxable, Revenue Bonds, Series B
3.330%	05/15/39	25	21,672
			66,645
Virginia — 0.0%
University of Virginia,
Taxable, Revenue Bonds, Series C
4.179%	09/01/2117	495	410,189
Wisconsin — 0.0%
State of Wisconsin,
Taxable, Revenue Bonds, Series A
3.954%	05/01/36	15	13,979

Total Municipal Bonds (cost $11,473,199)			12,657,308
Residential Mortgage-Backed Securities — 1.5%
Alternative Loan Trust,
Series 2004-18CB, Class 3A1
5.250%	09/25/35	8	7,350
Angel Oak Mortgage Trust,
Series 2021-01, Class A1, 144A
0.909%(cc)	01/25/66	17	14,184
Banc of America Mortgage Trust,
Series 2005-A, Class 2A1
3.901%(cc)	02/25/35	97	90,828
Bellemeade Re Ltd.,
Series 2021-02A, Class M1A, 144A, 30 Day Average SOFR + 1.200% (Cap N/A, Floor 1.200%)
5.760%(c)	06/25/31	1,716	1,703,143
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
5.560%(c)	09/25/31	2,100	2,038,060
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)
5.560%(c)	09/25/31	1,242	1,232,463
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)
6.310%(c)	01/26/32	3,260	3,247,616
Chase Mortgage Finance Trust,
Series 2007-A01, Class 1A5
3.949%(cc)	02/25/37	72	68,016
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	670	665,932
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M1, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.560%(c)	12/25/41	6	$6,009
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)
6.460%(c)	12/25/41	1,760	1,684,750
Series 2022-R04, Class 1M1, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.560%(c)	03/25/42	8	7,661
Series 2023-R02, Class 1M1, 144A, 30 Day Average SOFR + 2.300% (Cap N/A, Floor 0.000%)
6.868%(c)	01/25/43	10	9,814
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	676	637,037
Eagle Re Ltd.,
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800% (Cap N/A, Floor 0.000%)
6.645%(c)	04/25/29	180	180,178
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.110%(c)	04/25/34	4,286	4,273,442
Fannie Mae Connecticut Avenue Securities,
Series 2017-C05, Class 1ED3, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
6.045%(c)	01/25/30	2	2,307
Series 2017-C06, Class 2ED1, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
5.845%(c)	02/25/30	3	2,579
Series 2018-C03, Class 1EB2, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
5.695%(c)	10/25/30	7	6,803
Series 2021-R02, Class 2M1, 144A, 30 Day Average SOFR + 0.900% (Cap N/A, Floor 0.000%)
5.460%(c)	11/25/41	9	9,322
Fannie Mae REMIC,
Series 2014-73, Class CZ
3.000%	11/25/44	1,561	1,404,521
Series 2020-24, Class SP, IO, 1 Month LIBOR x (1) + 6.050% (Cap 6.050%, Floor 0.000%)
1.205%(c)	04/25/50	1,132	142,339
Series 2020-45, Class ZC
2.000%	07/25/50	2,240	1,563,321
Series 2022-51, Class PS, IO, 30 Day Average SOFR x (1) + 5.950% (Cap 5.950%, Floor 0.000%)
1.390%(c)	08/25/52	2,679	182,396
Series 2022-67, Class ZJ
4.500%	10/25/52	4,148	3,942,148
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2020-HQA05, Class M2, 144A, 30 Day Average SOFR + 2.600% (Cap N/A, Floor 0.000%)
7.160%(c)	11/25/50	1,714	1,715,352
Series 2021-DNA02, Class M1, 144A, 30 Day Average SOFR + 0.800% (Cap N/A, Floor 0.000%)
5.360%(c)	08/25/33	—(r)	237

A25

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA04, Class B1, 144A, 1 Month LIBOR + 5.250% (Cap N/A, Floor 0.000%)
10.095%(c)	09/25/50	220	$230,682
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	10/25/33	10	9,663
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.210%(c)	01/25/34	243	238,226
Series 2021-DNA07, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
5.410%(c)	11/25/41	13	12,858
Series 2021-HQA01, Class M1, 144A, 30 Day Average SOFR + 0.700% (Cap N/A, Floor 0.000%)
5.260%(c)	08/25/33	—(r)	90
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)
5.410%(c)	09/25/41	5,905	5,697,481
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)
5.560%(c)	01/25/42	1,370	1,343,027
Series 2022-DNA04, Class M1A, 144A, 30 Day Average SOFR + 2.200% (Cap N/A, Floor 0.000%)
6.760%(c)	05/25/42	21	20,668
Series 2022-DNA05, Class M1A, 144A, 30 Day Average SOFR + 2.950% (Cap N/A, Floor 0.000%)
7.510%(c)	06/25/42	21	21,544
Series 2022-HQA01, Class M1A, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
6.660%(c)	03/25/42	15	15,415
Freddie Mac REMIC,
Series 4117, Class ZC
3.000%	10/15/42	2,608	2,375,379
Series 4213, Class GZ
3.500%	06/15/43	5,609	5,261,657
Series 4535, Class PA
3.000%	03/15/44	514	489,339
Series 4680, Class GZ
3.500%	03/15/47	3,660	3,363,734
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)
0.000%(c)	10/25/50	3,847	148,541
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	05/25/52	436	8,657
Series 5250, Class NH
3.000%	08/25/52	1,000	869,107
Series 5281, Class AY
2.500%	08/25/52	811	648,590
Freddie Mac Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
6.560%(c)	04/25/42	16	15,942
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Government National Mortgage Assoc.,
Series 2015-124, Class VZ
3.500%	09/20/45	2,599	$2,416,929
Series 2018-135, Class Z
3.500%	10/20/48	1,167	1,045,642
Series 2019-69, Class KB
3.000%	06/20/49	3,423	2,810,800
Series 2021-165, Class ST, IO, 1 Month LIBOR x (1) + 3.360% (Cap 0.020%, Floor 0.000%)
0.000%(c)	01/20/50	659	271
Series 2021-177, Class SB, IO, 30 Day Average SOFR x (1) + 3.200% (Cap 3.200%, Floor 0.000%)
0.000%(c)	10/20/51	2,943	58,350
Series 2021-205, Class DS, IO, 30 Day Average SOFR x (1) + 3.200% (Cap 3.200%, Floor 0.000%)
0.000%(c)	11/20/51	4,793	92,228
Series 2022-046, Class S, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	1,220	23,265
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)
0.000%(c)	03/20/52	5,284	93,086
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,792	39,318
Series 2022-068, Class SP, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)
0.000%(c)	04/20/52	1,403	28,548
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	04/20/52	4,636	77,620
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)
0.000%(c)	04/20/52	3,082	63,236
Series 2022-093, Class GS, IO, 30 Day Average SOFR x (1) + 3.650% (Cap 3.650%, Floor 0.000%)
0.000%(c)	05/20/52	1,046	16,789
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)
0.000%(c)	07/20/52	6,282	75,023
Series 2022-133, Class SA, IO, 30 Day Average SOFR x (1) + 3.950% (Cap 3.950%, Floor 0.000%)
0.000%(c)	07/20/52	2,305	40,292
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)
0.000%(c)	08/20/52	2,316	48,335
Home Re Ltd.,
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
6.495%(c)	05/25/29	168	168,223
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.250% (Cap N/A, Floor 0.000%)
5.810%(c)	01/25/34	142	141,539
JPMorgan Mortgage Trust,
Series 2007-A01, Class 4A1
3.938%(cc)	07/25/35	26	24,439

A26

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2020-INV02, Class A3, 144A
3.000%(cc)	10/25/50		7	$5,989
Legacy Mortgage Asset Trust,
Series 2021-GS01, Class A1, 144A
1.892%	10/25/66		336	310,761
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60		2,502	2,188,252
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61		379	366,202
New Residential Mortgage Loan Trust,
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
5.595%(c)	01/25/48		247	238,704
Oaktown Re II Ltd.,
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
6.395%(c)	07/25/28		117	117,148
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.160%(c)	04/25/34		1,300	1,276,070
PMT Credit Risk Transfer Trust,
Series 2021-01R, Class A, 144A, 1 Month LIBOR + 2.900% (Cap N/A, Floor 2.900%)
7.752%(c)	02/27/24		2,483	2,403,367
Series 2023-1R, Class A, 144A, 30 Day Average SOFR + 4.400% (Cap N/A, Floor 0.000%)
9.131%(c)	03/27/25		2,900	2,900,000
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58		643	613,188
Shamrock Residential (Ireland),
Series 2023-01A, Class A, 144A, 1 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.902%(c)	06/24/71	EUR	426	450,749
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A3
5.193%(cc)	02/25/34		51	46,698
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.000%)
4.208%(c)	02/25/57		579	576,664
Series 2020-04, Class A1, 144A
1.750%	10/25/60		752	670,016

Total Residential Mortgage-Backed Securities (cost $68,721,955)				65,036,149
Sovereign Bonds — 0.3%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27		3,350	3,223,328
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A
2.375%	08/20/30		710	$602,302
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
4.000%	02/26/24		175	172,572
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, 144A
3.875%	02/01/28		1,040	981,695
Finnvera OYJ (Finland),
Gov’t. Gtd. Notes, 144A, MTN
2.375%	06/04/25		400	383,845
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
1.450%	09/18/26	EUR	2,100	2,083,582
3.375%	07/30/25	EUR	1,500	1,607,737
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23		1,400	1,376,705
3.000%	03/12/24		400	394,295
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/16/50		475	360,644
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
2.783%	01/23/31		453	386,409
Province of Alberta (Canada),
Sr. Unsec’d. Notes
3.300%	03/15/28		20	19,417
Province of Manitoba (Canada),
Sr. Unsec’d. Notes, Series GX
2.600%	04/16/24		22	21,556
Province of New Brunswick (Canada),
Sr. Unsec’d. Notes
3.625%	02/24/28		20	19,614
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series QO
2.875%	10/16/24		10	9,768
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48		915	928,725
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.250%	04/06/26		5	4,851
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23		800	796,904
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50		545	546,635

Total Sovereign Bonds (cost $14,553,087)				13,920,584
U.S. Government Agency Obligations — 10.2%
Federal Home Loan Bank
5.500%	07/15/36(k)		1,080	1,244,080

A27

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp.
1.500%	11/01/50	4,146	$3,265,095
2.000%	01/01/32	392	362,364
2.000%	02/01/36	1,367	1,236,996
2.000%	06/01/40	1,095	946,458
2.000%	10/01/40	1,618	1,387,502
2.000%	09/01/50	3,225	2,675,898
2.000%	10/01/50	2,650	2,198,320
2.000%	03/01/51	1,702	1,411,463
2.000%	04/01/51	106	87,776
2.000%	07/01/51	5,894	4,883,677
2.000%	09/01/51	476	395,055
2.000%	11/01/51	2,010	1,664,851
2.500%	03/01/30	188	178,893
2.500%	10/01/32	427	400,295
2.500%	03/01/51	1,042	911,988
2.500%	04/01/51	8,091	6,987,076
2.500%	05/01/51	4,531	3,907,861
2.500%	08/01/51	479	413,604
2.500%	09/01/51	2,779	2,398,153
2.500%	10/01/51	3,851	3,352,330
2.500%	12/01/51	3,333	2,875,111
2.500%	01/01/52	7,056	6,086,508
3.000%	10/01/28	128	124,223
3.000%	06/01/29	347	333,518
3.000%	03/01/32	428	410,160
3.000%	01/01/37	191	179,596
3.000%	01/01/43	417	385,315
3.000%	07/01/43	843	778,069
3.000%	01/01/47	2,099	1,923,340
3.000%	02/01/50	1,764	1,597,299
3.000%	06/01/51	631	567,165
3.000%	07/01/51	993	899,533
3.000%	11/01/51	971	872,905
3.000%	12/01/51	138	123,739
3.000%	12/01/51	991	890,607
3.000%	01/01/52	994	893,227
3.000%	02/01/52	497	448,183
3.000%	03/01/52	986	885,093
3.000%	03/01/52	2,473	2,221,225
3.000%	04/01/52	988	887,635
3.000%	04/01/52	2,493	2,238,378
3.000%	05/01/52	458	410,999
3.000%	05/01/52	995	893,352
3.000%	05/01/52	6,690	6,007,444
3.000%	06/01/52	3,744	3,362,315
3.500%	03/01/42	196	187,288
3.500%	06/01/42	140	133,501
3.500%	01/01/47	349	330,225
3.500%	02/01/47	512	484,169
3.500%	04/01/52	2,949	2,746,535
3.500%	05/01/52	1,465	1,361,794
3.500%	06/01/52	62	58,046
3.500%	06/01/52	2,961	2,751,759
3.500%	06/01/52	5,427	5,044,056
3.500%	07/01/52	63	58,441
4.000%	06/01/26	125	124,445
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	09/01/26	64	$63,302
4.000%	11/01/37	3,513	3,458,802
4.000%	10/01/39	351	343,978
4.000%	12/01/40	153	149,712
4.000%	10/01/41	125	122,521
4.000%	01/01/42	49	47,919
4.000%	10/01/45	163	159,053
4.000%	04/01/52	1,410	1,362,815
4.500%	09/01/39	108	108,837
4.500%	10/01/39	603	607,120
4.500%	12/01/39	194	195,223
4.500%	07/01/41	63	63,102
4.500%	07/01/41	1,111	1,118,846
4.500%	08/01/41	106	105,883
4.500%	08/01/41	109	108,064
4.500%	08/01/41	176	175,869
4.500%	10/01/41	96	95,854
4.500%	10/01/46	93	92,588
4.500%	12/01/47	419	418,022
4.500%	07/01/52	4,478	4,386,953
4.500%	09/01/52	239	234,593
5.000%	05/01/34	10	10,411
5.000%	05/01/34	108	109,983
5.000%	08/01/35	11	10,853
5.000%	09/01/35	24	24,845
5.000%	10/01/36	17	17,337
5.000%	05/01/37	10	10,327
5.000%	07/01/37	179	182,822
5.000%	09/01/38	24	24,790
5.000%	09/01/38	26	26,145
5.000%	09/01/38	29	29,812
5.000%	02/01/39	10	10,062
5.000%	06/01/39	29	29,877
5.000%	10/01/52	482	480,852
5.000%	11/01/52	1,486	1,482,422
5.500%	02/01/34	26	26,801
5.500%	04/01/34	257	260,881
5.500%	06/01/34	44	44,915
5.500%	06/01/34	76	78,235
5.500%	05/01/37	23	24,201
5.500%	02/01/38	180	187,366
5.500%	05/01/38	33	34,712
5.500%	07/01/38	162	168,173
6.000%	03/01/32	112	115,058
6.000%	12/01/33	21	21,633
6.000%	07/01/36	2	2,406
6.000%	12/01/36	4	4,168
6.000%	05/01/37	6	6,440
6.000%	12/01/37	9	9,606
6.000%	01/01/38	3	2,679
6.000%	01/01/38	5	5,389
6.000%	01/01/38	111	115,541
6.000%	10/01/38	49	50,824
6.000%	08/01/39	19	20,235
6.000%	12/01/52	485	495,366
6.750%	03/15/31	500	599,167
7.000%	01/01/31	8	8,298

A28

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
7.000%	06/01/31	7	$6,775
7.000%	09/01/31	2	1,837
7.000%	10/01/31	21	22,105
7.000%	10/01/32	25	24,972
Federal Home Loan Mortgage Corp., 30 Day Average SOFR + 2.341% (Cap 10.167%, Floor 2.341%)
5.167%(c)	02/01/53	3,096	3,104,438
Federal National Mortgage Assoc.
1.500%	01/01/36	2,947	2,591,986
1.500%	02/01/42	474	388,502
1.500%	10/01/50	393	309,694
1.500%	11/01/50	4,215	3,319,410
1.500%	12/01/50	4,704	3,698,929
2.000%	08/01/31	588	541,836
2.000%	02/01/41	2,220	1,896,964
2.000%	05/01/41(k)	4,962	4,289,992
2.000%	08/01/50	1,144	949,175
2.000%	10/01/50	11,992	9,958,604
2.000%	12/01/50	41	34,338
2.000%	01/01/51	1,953	1,620,074
2.000%	02/01/51(k)	12,144	10,071,031
2.000%	03/01/51	3,811	3,159,531
2.000%	04/01/51	695	575,973
2.000%	05/01/51	14,802	12,269,629
2.000%	08/01/51	2,197	1,820,070
2.000%	10/01/51	4,261	3,524,423
2.500%	10/01/43	492	431,973
2.500%	12/01/46	904	793,262
2.500%	03/01/50	677	587,483
2.500%	08/01/50	3,016	2,606,350
2.500%	12/01/50	297	259,464
2.500%	02/01/51	2,366	2,039,949
2.500%	02/01/51	2,881	2,483,478
2.500%	04/01/51	3,573	3,080,405
2.500%	08/01/51	944	814,738
2.500%	08/01/51	962	830,760
2.500%	09/01/51	2,992	2,581,510
2.500%	10/01/51	1,038	895,335
2.500%	11/01/51	4,818	4,156,817
2.500%	12/01/51	9,012	7,822,475
2.500%	02/01/52	476	412,519
2.500%	03/01/52	986	850,462
2.500%	04/01/52	3,965	3,419,501
2.500%	05/01/52	945	819,749
3.000%	02/01/27	455	442,649
3.000%	08/01/30	409	390,136
3.000%	05/01/35	3,182	3,022,267
3.000%	07/01/36	1,977	1,877,252
3.000%	11/01/36	831	779,040
3.000%	12/01/42	465	429,137
3.000%	12/01/42	687	634,089
3.000%	03/01/43	115	105,763
3.000%	11/01/46	114	104,416
3.000%	01/01/47	913	837,167
3.000%	02/01/47	649	593,294
3.000%	03/01/47	509	465,339
3.000%	11/01/49	502	454,560
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/01/49	295	$267,543
3.000%	12/01/49	430	389,478
3.000%	01/01/50	477	431,209
3.000%	02/01/50	446	404,110
3.000%	02/01/50	486	440,061
3.000%	02/01/50	5,339	4,833,076
3.000%	03/01/50	373	337,171
3.000%	05/01/51	827	744,493
3.000%	02/01/52	3,316	2,975,109
3.000%	03/01/52	67	59,761
3.000%	03/01/52	496	444,886
3.000%	03/01/52	1,883	1,696,941
3.000%	04/01/52	961	864,484
3.000%	04/01/52	986	885,426
3.000%	04/01/52	1,939	1,754,446
3.000%	05/01/52	994	893,885
3.000%	06/01/52	986	885,963
3.000%	06/01/52	994	892,543
3.500%	07/01/31	322	312,612
3.500%	11/01/32	192	187,227
3.500%	02/01/33	400	389,861
3.500%	05/01/33	541	526,589
3.500%	06/01/39	316	301,981
3.500%	01/01/42	2,145	2,046,339
3.500%	05/01/42	1,047	999,067
3.500%	07/01/42	398	380,086
3.500%	08/01/42	151	144,268
3.500%	08/01/42	387	369,037
3.500%	09/01/42	441	420,041
3.500%	09/01/42	767	731,949
3.500%	11/01/42	215	204,710
3.500%	03/01/43	1,547	1,475,865
3.500%	04/01/43	239	228,375
3.500%	04/01/43	578	550,905
3.500%	07/01/43	110	104,590
3.500%	06/01/45	2,004	1,892,532
3.500%	07/01/46	273	257,401
3.500%	11/01/46	508	479,767
3.500%	09/01/47	487	459,225
3.500%	01/01/48	4,898	4,619,724
3.500%	05/01/48	452	425,166
3.500%	06/01/48	2,280	2,151,703
3.500%	02/01/52	5,735	5,334,841
3.500%	03/01/52	977	915,114
3.500%	04/01/52	25	23,285
3.500%	05/01/52	6,491	6,033,111
3.500%	06/01/52	25	23,495
3.500%	06/01/52	4,448	4,133,068
3.500%	07/01/52	496	460,692
3.500%	07/01/52	9,818	9,123,359
3.500%	08/01/52	62	57,180
3.500%	10/01/52	142	132,001
4.000%	TBA	2,500	2,392,197
4.000%	12/01/36	390	380,831
4.000%	10/01/41	1,232	1,205,618
4.000%	07/01/44	460	448,536
4.000%	09/01/44	764	745,361

A29

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
4.000%	10/01/46	395	$382,472
4.000%	06/01/47	332	323,570
4.000%	09/01/47	124	120,200
4.000%	11/01/47	403	394,530
4.000%	11/01/47	525	512,375
4.000%	12/01/47	1,685	1,641,394
4.000%	03/01/49	3,461	3,361,700
4.000%	05/01/52	970	928,007
4.000%	06/01/52	955	912,959
4.000%	07/01/52	7,004	6,701,103
4.000%	12/01/52	8,023	7,673,443
4.500%	TBA	19,500	19,106,018
4.500%	07/01/33	20	20,284
4.500%	08/01/33	7	6,791
4.500%	09/01/33	21	21,269
4.500%	10/01/33	53	52,916
4.500%	03/01/34	15	15,170
4.500%	01/01/35	1	1,026
4.500%	07/01/39	388	389,174
4.500%	08/01/39	269	269,936
4.500%	09/01/39	160	160,889
4.500%	12/01/39	2	2,205
4.500%	03/01/41	610	613,857
4.500%	07/01/42	60	60,360
4.500%	06/01/50	768	757,636
4.500%	07/01/52	3,991	3,910,846
4.500%	09/01/52	264	258,186
4.500%	12/01/52	4,500	4,408,331
5.000%	TBA	5,000	4,986,133
5.000%	03/01/34	107	109,404
5.000%	04/01/35	254	259,496
5.000%	06/01/35	61	61,855
5.000%	07/01/35	62	63,013
5.000%	07/01/35	65	65,950
5.000%	09/01/35	47	48,206
5.000%	11/01/35	60	61,315
5.000%	02/01/36	34	34,413
5.000%	06/01/49	495	500,474
5.000%	08/01/52	477	475,486
5.000%	09/01/52	488	486,204
5.000%	12/01/52	1,032	1,029,639
5.500%	02/01/33	47	48,870
5.500%	08/01/33	119	121,199
5.500%	10/01/33	29	29,938
5.500%	12/01/33	24	25,206
5.500%	12/01/34	73	75,518
5.500%	10/01/35	172	174,550
5.500%	03/01/36	43	43,664
5.500%	04/01/36	45	45,321
5.500%	01/01/37	34	34,954
5.500%	04/01/37	16	16,771
5.500%	05/01/37	101	105,372
5.500%	08/01/37	126	129,567
6.000%	10/01/33	131	134,106
6.000%	11/01/33	12	12,376
6.000%	11/01/33	12	12,649
6.000%	01/01/34	155	159,991
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.000%	02/01/34	51	$53,119
6.000%	03/01/34	1	1,072
6.000%	03/01/34	11	11,372
6.000%	11/01/34	14	14,265
6.000%	01/01/35	26	26,448
6.000%	01/01/35	62	62,984
6.000%	02/01/35	2	1,824
6.000%	02/01/35	92	93,893
6.000%	02/01/35	97	100,462
6.000%	04/01/35	9	8,983
6.000%	05/01/36	13	13,402
6.000%	06/01/36	12	12,298
6.000%	02/01/37	35	36,599
6.000%	06/01/37	11	11,100
6.000%	05/01/38	87	90,465
6.500%	09/01/32	1	855
6.500%	09/01/32	11	11,320
6.500%	09/01/32	20	21,073
6.500%	09/01/32	22	22,438
6.500%	10/01/32	26	27,265
6.500%	04/01/33	26	27,284
6.500%	11/01/33	18	18,523
6.500%	01/01/34	19	19,092
6.500%	09/01/34	33	34,262
6.500%	09/01/36	87	92,783
6.500%	10/01/36	15	16,078
6.500%	01/01/37	35	35,914
6.500%	01/01/37	51	52,975
6.500%	09/01/37	9	9,543
6.625%	11/15/30(k)	945	1,119,877
7.000%	02/01/32	7	6,596
7.000%	05/01/32	8	8,682
7.000%	06/01/32	6	6,548
7.000%	07/01/32	28	29,258
7.125%	01/15/30(k)(kk)	3,600	4,311,593
Government National Mortgage Assoc.
2.000%	03/20/51	1,534	1,309,636
2.000%	07/20/51	467	398,245
2.000%	10/20/51	957	814,534
2.500%	03/20/43	351	314,257
2.500%	12/20/46	322	287,201
2.500%	05/20/51	13,825	12,201,134
2.500%	08/20/51	1,030	906,974
2.500%	11/20/51	448	394,188
2.500%	12/20/51	4,977	4,380,069
2.500%	04/20/52	2,982	2,623,719
3.000%	03/15/45	300	276,602
3.000%	11/20/45	401	373,160
3.000%	03/20/46	2,370	2,200,488
3.000%	07/20/46	1,541	1,429,072
3.000%	10/20/46	514	475,992
3.000%	02/20/47	779	719,841
3.000%	12/20/49	154	141,427
3.000%	01/20/50	1,359	1,249,662
3.000%	06/20/51	362	331,354
3.000%	10/20/51	4,835	4,418,076
3.000%	11/20/51	912	833,486

A30

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
3.000%	12/20/51	1,619	$1,477,158
3.000%	04/20/52	956	871,279
3.000%	05/20/52	4,000	3,642,976
3.000%	06/20/52	2,959	2,694,788
3.500%	12/20/42	794	759,086
3.500%	05/20/43	161	154,103
3.500%	03/20/45	494	469,945
3.500%	04/20/45	661	630,263
3.500%	07/20/46	2,281	2,169,493
3.500%	06/20/49	2,950	2,792,301
4.000%	06/15/40	62	59,661
4.000%	05/20/41	121	119,560
4.000%	12/20/42	300	296,600
4.000%	08/20/44	108	107,037
4.000%	11/20/45	517	506,980
4.000%	12/20/45	566	554,477
4.000%	11/20/46	120	117,522
4.000%	09/20/47	1,569	1,535,906
4.000%	02/20/49	891	867,202
4.000%	01/20/50	883	857,918
4.500%	TBA	22,500	22,161,421
4.500%	04/15/40	218	220,305
4.500%	01/20/41	557	564,170
4.500%	02/20/41	331	335,175
4.500%	06/20/44	355	358,393
4.500%	09/20/46	194	192,033
4.500%	11/20/46	332	335,296
4.500%	03/20/47	268	269,556
4.500%	05/20/48	271	270,656
4.500%	06/20/48	351	349,973
4.500%	08/20/48	1,177	1,173,982
5.000%	TBA	3,000	3,003,750
5.000%	10/20/37	76	78,360
5.000%	04/20/45	354	363,629
5.500%	11/15/32	28	28,992
5.500%	02/15/33	24	24,407
5.500%	08/15/33	45	46,008
5.500%	08/15/33	62	63,027
5.500%	09/15/33	33	33,572
5.500%	09/15/33	54	55,668
5.500%	10/15/33	40	40,613
5.500%	12/15/33	4	3,861
5.500%	04/15/34	141	145,726
5.500%	07/15/35	30	31,257
5.500%	02/15/36	82	84,383
6.000%	02/15/33	1	1,522
6.000%	04/15/33	12	11,941
6.000%	09/15/33	9	8,984
6.000%	12/15/33	20	21,131
6.000%	12/15/33	63	64,033
6.000%	01/15/34	10	10,990
6.000%	01/15/34	16	16,098
6.000%	06/20/34	37	38,947
6.000%	07/15/34	81	85,370
6.000%	10/15/34	105	107,523
6.500%	10/15/23	—(r)	51
6.500%	12/15/23	—(r)	176
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
6.500%	01/15/24	—(r)	$174
6.500%	01/15/24	—(r)	457
6.500%	01/15/24	1	1,006
6.500%	01/15/24	1	1,441
6.500%	01/15/24	5	4,848
6.500%	02/15/24	—(r)	32
6.500%	02/15/24	—(r)	52
6.500%	02/15/24	—(r)	180
6.500%	02/15/24	—(r)	198
6.500%	02/15/24	—(r)	207
6.500%	02/15/24	1	735
6.500%	02/15/24	1	807
6.500%	02/15/24	1	876
6.500%	02/15/24	6	6,316
6.500%	04/15/24	—(r)	27
6.500%	04/15/24	—(r)	182
6.500%	04/15/24	—(r)	430
6.500%	04/15/24	2	1,571
6.500%	05/15/24	1	1,050
6.500%	05/15/24	1	1,298
6.500%	10/15/24	1	1,480
6.500%	12/15/30	4	4,209
6.500%	01/15/32	13	13,249
6.500%	02/15/32	8	7,893
6.500%	07/15/32	19	19,330
6.500%	08/15/32	3	3,319
6.500%	08/15/32	6	6,802
6.500%	08/15/32	22	22,711
6.500%	08/15/32	105	109,112
6.500%	06/15/35	17	17,467
6.500%	07/15/35	6	6,010
8.000%	01/15/24	1	718
8.000%	04/15/25	1	507
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	625	509,442

Total U.S. Government Agency Obligations (cost $463,668,039)			444,383,561
U.S. Treasury Obligations — 1.7%
U.S. Treasury Bonds
1.750%	08/15/41	10,535	7,626,352
2.000%	11/15/41(h)	21,340	16,098,362
2.250%	05/15/41	5,895	4,681,920
2.375%	02/15/42(a)	11,610	9,333,352
2.375%	11/15/49	12,360	9,550,031
2.750%	11/15/42	10	8,475
2.875%	05/15/52	4,555	3,898,084
3.125%	11/15/41	33	30,071
3.125%	05/15/48(h)	610	544,520
3.250%	05/15/42	5,335	4,922,371
3.375%	08/15/42	35	32,873
3.625%	08/15/43	50	48,508
4.000%	11/15/52	2,305	2,447,262
U.S. Treasury Notes
0.125%	08/31/23	160	157,000
3.125%	11/15/28(h)	4,605	4,489,155

A31

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
U.S. Treasury Strips Coupon
2.000%(s)	08/15/39	3,780	$2,018,313
2.228%(s)	05/15/28	718	597,090
2.365%(s)	08/15/44	3,095	1,321,420
2.395%(s)	11/15/43	1,156	509,679
2.955%(s)	11/15/41	10,800	5,192,859

Total U.S. Treasury Obligations (cost $84,285,213)			73,507,697

Total Long-Term Investments (cost $3,606,327,219)			4,153,931,040

	Shares
Short-Term Investments — 8.5%
Affiliated Mutual Funds — 8.5%
PGIM Core Ultra Short Bond Fund(wa)	278,302,330	278,302,330
PGIM Institutional Money Market Fund (cost $93,966,922; includes $93,566,623 of cash collateral for securities on loan)(b)(wa)	94,100,957	94,053,906

Total Affiliated Mutual Funds (cost $372,269,252)		372,356,236

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
4.677%	06/15/23	140	138,684
(cost $138,653)

Total Short-Term Investments (cost $372,407,905)				372,494,920

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—103.7% (cost $3,978,735,124)				4,526,425,960

Options Written*~ — (0.0)%
(premiums received $75,469)	(23,271)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—103.7% (cost $3,978,659,655)	4,526,402,689

Liabilities in excess of other assets(z) — (3.7)%	(160,041,467)

Net Assets — 100.0%	$4,366,361,222

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BABs	Build America Bonds
BARC	Barclays Bank PLC
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
CDX	Credit Derivative Index
CGM	Citigroup Global Markets, Inc.
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standard & Poor’s
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company
T	Swap payment upon termination
TBA	To Be Announced
TD	The Toronto-Dominion Bank
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Excludes centrally cleared swaptions.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,225,112 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $92,426,502; cash collateral of $93,566,623 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.

A32

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2023.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Forward Commitment Contracts:
U.S. Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	3.000%	TBA	04/13/23	$(12,000)		$(10,767,115)
Federal National Mortgage Assoc.	3.500%	TBA	05/11/23	(27,000)		(25,104,726)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $35,693,359)						$(35,871,841)
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
FNMA TBA 5.50%	Call	BOA	04/06/23	$100.75		—		6,000	$(22,827)
FNMA TBA 5.50%	Put	CGM	04/06/23	$99.52		—		12,000	(224)
Total OTC Traded (premiums received $75,469)									$(23,051)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,500		$(220)
(premiums received $0)
Total Options Written (premiums received $75,469)									$(23,271)
Options Purchased:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Put	04/19/23	0.85%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	19,380	$7,886	$(53,354)
(cost $61,240)
Options Written:
Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
CDX.NA.IG.39.V1, 12/20/27	Call	04/19/23	0.75%	CDX.NA.IG.39.V1(Q)	1.00%(Q)	19,380	$(37,154)	$11,296
(premiums received $48,450)

A33

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Options Written (continued):
Futures contracts outstanding at March 31, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
168	2 Year U.S. Treasury Notes	Jun. 2023	$34,684,125	$421,849
365	5 Year U.S. Treasury Notes	Jun. 2023	39,970,351	477,064
711	10 Year U.S. Treasury Notes	Jun. 2023	81,709,457	821,563
40	10 Year U.S. Ultra Treasury Notes	Jun. 2023	4,845,625	147,355
141	30 Year U.S. Ultra Treasury Bonds	Jun. 2023	19,898,625	432,286
10	Mini MSCI EAFE Index	Jun. 2023	1,048,250	33,180
6	S&P 500 E-Mini Index	Jun. 2023	1,241,325	72,664
				2,405,961
Short Positions:
11	5 Year Euro-Bobl	Jun. 2023	1,406,249	(33,595)
2	10 Year Euro-Bund	Jun. 2023	294,637	(10,381)
416	20 Year U.S. Treasury Bonds	Jun. 2023	54,561,000	(2,288,533)
				(2,332,509)
				$73,452
Forward foreign currency exchange contracts outstanding at March 31, 2023:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 04/04/23	HSBC	EUR	25,849	$27,867,948	$28,039,482	$171,534	$—
Expiring 04/04/23	SSB	EUR	276	291,714	299,661	7,947	—
				$28,159,662	$28,339,143	179,481	—

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Canadian Dollar,
Expiring 04/19/23	TD	CAD	4,041	$3,018,730	$2,990,704	$28,026	$—
Euro,
Expiring 04/04/23	CITI	EUR	424	452,246	459,813	—	(7,567)
Expiring 04/04/23	TD	EUR	25,701	27,417,142	27,879,331	—	(462,189)
Expiring 05/02/23	HSBC	EUR	25,849	27,913,184	28,083,821	—	(170,637)
				$58,801,302	$59,413,669	28,026	(640,393)
						$207,507	$(640,393)
Credit default swap agreements outstanding at March 31, 2023:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2023(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	04/14/23	0.500%(M)	8,226	*	$7,076	$(768)	$7,844	GSI

A34

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Credit default swap agreements outstanding at March 31, 2023: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Credit Suisse Group AG	06/20/26	1.000%(Q)		3,000	$82,228	$161,188	$(78,960)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		3,000	82,229	157,227	(74,998)	BARC
Credit Suisse Group AG	06/20/26	1.000%(Q)		3,000	82,229	176,865	(94,636)	BARC
U.S. Treasury Note	12/20/27	0.250%(Q)	EUR	915	9,907	5,060	4,847	BARC
U.S. Treasury Note	12/20/27	0.250%(Q)	EUR	915	9,907	5,060	4,847	BARC
U.S. Treasury Note	12/20/32	0.250%(Q)	EUR	460	7,355	5,592	1,763	BNP
					$273,855	$510,992	$(237,137)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Buy Protection(1):
CDX.NA.IG.40.V1	06/20/28	1.000%(Q)	12,494	$(55,018)	$(147,060)	$(92,042)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A35

PSF PGIM FLEXIBLE MANAGED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
Interest rate swap agreements outstanding at March 31, 2023:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
7,208	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.870%	$—	$110,280	$110,280
9,116	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.870%	—	167,973	167,973
20,448	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.870%	—	367,987	367,987
				$—	$646,240	$646,240

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreements outstanding at March 31, 2023:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54bps(T)/ 4.290%	JPM	09/20/23	(7,885)	$(97,059)	$—	$(97,059)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	JPM	04/18/23	9,385	(146,281)	—	(146,281)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	GSI	04/19/23	17,470	(525,272)	—	(525,272)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	JPM	04/21/23	16,725	(426,979)	—	(426,979)
U.S. Treasury Bond(T)	1 Day USOIS +11bps(T)/ 4.940%	JPM	04/26/23	14,990	(457,136)	—	(457,136)
U.S. Treasury Bond(T)	1 Day USOIS +10bps(T)/ 4.930%	GSI	04/27/23	24,575	(608,902)	—	(608,902)
U.S. Treasury Bond(T)	1 Day USOIS +12bps(T)/ 4.950%	BOA	05/10/23	27,440	(77,957)	—	(77,957)
U.S. Treasury Bond(T)	1 Day USOIS +12bps(T)/ 4.950%	JPM	05/23/23	18,765	546,759	—	546,759
					$(1,792,827)	$—	$(1,792,827)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A36